UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-124048
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 32
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-07501
Amendment No. 48
☒
(Check appropriate box or boxes.)
Jefferson National Life Annuity Account-G

(Exact Name of Registrant)
Jefferson National Life Insurance Company

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2024

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monument Advisor®
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company
through its
Jefferson National Life Annuity Account G
The date of this prospectus is May 1, 2024.
The contracts described in this prospectus are not available in the State of New York.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
This Contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This prospectus describes the Monument Advisor® Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), Transaction Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below), Guaranteed Minimum Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant. This Contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See Free Look for additional details.
You can reach Us by calling (866) 667-0561 or writing to Us at Our administrative office:
•
Address for correspondence sent via U.S. Mail: P.O. Box 183000, Columbus, OH 43218;

•
Address for correspondence sent via courier or overnight mail: DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239.

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Adjusted Partial Withdrawal: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where
(a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the
Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the
Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.

Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the
Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For
joint Annuitants all provisions are based on the age of the primary Annuitant.

Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Annuity Unit: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."

Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor® individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.

Excess Advisor Fee: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.

Guaranteed Minimum Death Benefit ("GMDB"): An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance.
If you elected this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $2,000,000 in total Purchase Payments without our prior approval.

Guaranteed Minimum Death Benefit ("GMDB") Base: The total of all Purchase Payments, less any Adjusted Partial
Withdrawal and any premium taxes, as applicable. An Adjusted Partial Withdrawal is calculated each time a withdrawal is taken.

Guaranteed Minimum Death Benefit ("GMDB") Fee: The fee deducted by Us from the Contract Value on each Contract Anniversary date if you select the GMDB optional benefit.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance
Charge under the Contract is the Subscription Fee, and if you elected the Guaranteed Minimum Death Benefit for your contract, the GMDB Fee.

Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the
Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.

Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See Low Cost Fund Platform Fee for further details, including a list of the Sub-accounts for which the
Company currently imposes the fee.

Maximum Advisor Fee: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.
Maximum Advisor Fee Percentage: For Contracts issued before November 1, 2019, 2.00% per year. For Contracts issued on or after November 1, 2019, 1.5% per year.
Maximum Maturity Date: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Measuring Life: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death
Benefit Rider. If the Contract is owned by a natural person, the Measuring Life is the Owner. If there are Joint
Owners, the Measuring Life is the first Owner to die. If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word "Annuitant" for the word "Owner."

Net Contract Value: An amount equal to the Contract Value reduced by any applicable premium taxes, Transaction Fees, and the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.

Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
Return of Premium ("ROP") Enhanced Death Benefit Rider: An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance. If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of
$3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted
Partial Withdrawals.

Return of Premium ("ROP") Enhanced Death Benefit Rider Fee: We deduct a fee calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See Fee Table for the current fee.

Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

Separate Account: Jefferson National Life Annuity Account G, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

Transaction Fee: Fee imposed by the Company on certain Contracts for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See "Expenses – Transaction Fee" for further details, including the Contracts to which this fee applies and a list of the Investment Portfolios that impose a Transaction
Fee.

Website: https://www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Table of Contents (continued)

Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges
For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a
Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain
Investment Portfolios, including partial or complete withdrawals.

	Transactions per Contract Year	Current Charge Per Transaction	Maximum Charge Per Transaction
	1-10	$50.00	$75.00
	11-20	$40.00	$75.00
	21-30	$30.00	$75.00
	31+	$20.00	$75.00
	We currently do not, but reserve the right to, assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.17%[2]	5.77%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $361.68	Highest Annual Cost Estimate: $4,799.31
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

RISKS
Risk of Loss	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).

RISKS
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this Contract is subject to the risk of poor investment performance of the
Investment Options chosen by the Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

RESTRICTIONS
Investments
• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).
• Certain Investment Portfolios have early cut-off times (see Appendix A: More
Information About the Investment Portfolios).
• Not all Investment Portfolios may be available under your Contract (see Appendix A:
More Information About the Investment Portfolios).
• Transfers between Investment Portfolios are subject to policies designed to deter short-
term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).

Optional Benefits
• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.
• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.

TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional
Tax Deferral.
• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.
See Taxes.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument
Advisor® Variable Annuity Contract).

Exchanges
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor® Variable Annuity Contract).

Overview of the Contract
Purpose of the Contract
The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. We have designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership. The Contract can help supplement retirement income through the annuitization feature, which provides a stream of periodic income payments. During the years leading up to those income payments, you manage your assets in the Contract according your specific goals and risk preferences by directing the allocation and reallocation among a variety of Investment Options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the Contract. Finally, in the event that you die before beginning income payments, the Contract offers a death benefit.
Before purchasing the Contract you should consult with a financial professional to determine whether this contract is appropriate for you, taking into consideration your particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this Contract is intended to provide benefits to a single individual and his/her beneficiaries. The Contract is not intended to be used by institutional investors, or in connection with other Jefferson National contracts that have the same Annuitant and/or Owner. It is not intended to be sold to a terminally ill Contract Owner.
If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Expenses, Advisor Fee Withdrawals, and Taxes).
Phases of the Contract
The contract exists in two separate phases: the Accumulation Period (savings) and the Annuity Period (income). During the Accumulation Period, the Contract offers a variety of Investment Options to which the Owner can allocate and reallocate his/her Contract Value. The Investment Options available under the Contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: More Information About the Investment Portfolios.
During the Annuity Period, We make periodic income payments to you. Prior to the Annuity Date, you elect the duration of the Annuity Payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the joint Annuitant’s) life. Annuity Payments will be fixed, meaning that the amount of each Annuity Payment will be the same. After the Annuity Date, the only value associated with the Contract is the stream of Annuity Payments; unless otherwise specified in the Annuity Option, you cannot withdraw value from the Contract over and above the Annuity Payments. Additionally, after the Annuity Date, there is no death benefit, which means that upon your death, all Annuity Payments stop and the Contract terminates, unless the particular Annuity Option provides otherwise.
Contract Features
Investment Options. Owners can allocate Contract Value to Sub-accounts that invest in underlying mutual funds. Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Owners can apply additional Purchase Payments to the Contract until the Annuity Date, subject to certain restrictions.
Withdrawals from the Contract. Owners can withdraw some or all of their Contract Value at any time prior to the Annuity Date, subject to certain restrictions. During the Annuity Period, withdrawals other than Annuity Payments are not permitted.
Death Benefit. During the Accumulation Period, the Contract contains a standard death benefit (return of Contract Value) at no additional charge.
Optional Death Benefits. A ROP Enhanced Death Benefit option is available for an additional charge, which may provide a greater death benefit than the standard death benefit. A GMDB option was available for an additional charge but is no longer offered.
Annuity Payments. On the Annuity Date, We will make Annuity Payments based on the Annuity Option chosen.

Tax Deferral. Generally, Owners will not be taxed on any earnings on the assets in the Contract until such earnings are distributed from the Contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this Contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the Contract does not provide additional tax deferral benefits (see Taxes).
Cancellation of the Contract. Under state insurance laws, Owners have the right, during a limited period of time, to examine their Contract and decide if they want to keep it or cancel it (see Free Look and Contacting Us).
Contract Owner Services. The Contract offers several services at no additional charge to assist Owners in managing their Contract, including:
•
Rebalancing Program
•
Dollar Cost Averaging Program
•
Systematic Withdrawal Program
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
Transaction Fee[3]

Transactions per Contract Year	Current Charge Per Transaction	Maximum Charge Per Transaction
1-10	$50.00	$75.00
11-20	$40.00	$75.00
21-30	$30.00	$75.00
31+	$20.00	$75.00

The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[4]
Optional Benefit[5]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[6]
Maximum GMDB Rider Fee (assessed as an annualized percentage of the greater of the GMDB Base[7] and the Contract Value)	0.50%[8]

1
All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits). This fee is different than the Transaction Fee described below.
2
Currently, We do not assess a Transfer Fee.
3
The Transaction Fee only applies to Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement. All transactions made on the same day involving the same Investment Portfolio will result in one Transaction Fee. The Company imposes a Transaction Fee, in the amounts shown, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios. Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in "Expenses – Transaction Fee" and is also available at the Company’s Website or upon request. The Company may increase the Transaction Fee, or modify the table shown above. However, the Transaction Fee may not be increased to an amount greater than the maximum charges shown.
4
The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
5
Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).
6
Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
7
The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.
8
Currently, the fee associated with the GMDB Rider is equal to 0.35% (0.20% for Contracts issued prior to May 1, 2009).
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.17%	5.77%
Example
The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•
a $100,000 investment in the Contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses;
•
election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (5.77%)	$6,626	$19,555	$32,068	$61,613	*	$19,555	$32,068	$61,613	$6,626	$19,555	$32,068	$61,613
Minimum Annual Underlying Mutual Fund Expenses (0.17%)	$746	$2,333	$4,058	$9,057	*	$2,333	$4,058	$9,057	$746	$2,333	$4,058	$9,057
Principal Risks
Owners should be aware of the following risks associated with owning a variable annuity:

Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically:
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An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions).
Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack.
Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. As a result of a cybersecurity incident, We may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection.
In the event that contract administration or Contract Values are adversely affected as a result of a failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Jefferson National and the Separate Account
The Contract is issued by Jefferson National, with its home office at DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company. Jefferson National Life Annuity Account G is a separate account of Jefferson National that invests in the underlying mutual funds listed in Appendix A: More Information About the Investment Portfolios. Income, gains, and losses credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of Our other assets. The Separate Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Jefferson National other than those arising from the Contract or other Contracts supported by the Separate Account. The Separate Account is divided into Sub-accounts, each of which invests in shares of a single underlying mutual fund.
The Contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide Life Insurance Company.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Investment Options
The Investment Portfolios and Underlying Mutual Funds
The Owner can allocate Contract Value to Sub-accounts of the Separate Account, subject to conditions in the Contract and underlying mutual funds. Each Sub-account invests in shares of a single underlying mutual fund. Jefferson National uses the assets of each Sub-account to buy shares of the underlying mutual funds based on Owner instructions. Jefferson National buys and sells the mutual fund shares at their respective net asset value (NAV). Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: More Information About the Investment Portfolios. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Owners receive underlying mutual fund prospectuses when they make their initial Sub-account allocations and any time they change those allocations. Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting Us (see Contacting Us). Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Separate Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Separate Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the Contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Owners will receive notice of any such changes that affect their Contract. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Separate Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Owners are not shareholders of the underlying mutual funds in which the Sub-accounts invest; however, Owners with assets allocated to Sub-accounts are entitled to certain voting rights. We will vote underlying mutual fund shares at special shareholder meetings based on Owner instructions. However, if the law changes and We are allowed to vote in Our own right, We may elect to do so.
Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Us voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which an Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Jefferson National and its affiliates. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Separate Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of other companies. If a material conflict occurs, We will take whatever steps are necessary to protect Owners and variable annuity payees, including withdrawal of the Separate Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Jefferson National may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate.

We will not substitute shares of any underlying mutual fund in which the Sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Sub-accounts to allocations of Purchase Payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
Deregistration of the Separate Account
We may deregister the Separate Account under the 1940 Act in the event the Separate Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Separate Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Owners will be notified in the event Jefferson National deregisters the Separate Account. If the Separate Account is deregistered, Our contractual obligations to you will continue.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee and Transaction Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Contacting Us
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Jefferson National Service Center:
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by telephone at 1-866-667-0561
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by mail to P.O. Box 183000, Columbus, OH 43218
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by courier or overnight mail to DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239
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by Internet at www.nationwideadvisory.com
We reserve the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Jefferson National Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.

Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means. Service and transaction requests will generally be processed on the Business Day they are received at the Jefferson National Service Center as long as the request is in good order, see The Monument Advisor Variable Annuity Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Us. If a request is not in good order, We will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. We reserve the right to process any Purchase Payment or withdrawal request sent to a location other than the Jefferson National Service Center on the Business Day it is received at the Jefferson National Service Center. On any day the post office is closed, We are unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Jefferson National Service Center.
Telephone and Website Transactions
You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us
Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Ownership and Interests in the Contract
Owner
You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner
A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary
In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
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Subsequent purchase payments are not permitted under any beneficially owned contract.
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No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
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A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
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No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).

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Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
The Monument Advisor Variable Annuity Contract
Tax Deferral
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Transaction Fees and Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract and applicable federal and state withholding. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state). The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.
Types of Contracts Issued
The contracts can be categorized as:
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Individual Retirement Annuities ("IRAs")
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Non-Qualified Contracts
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Roth IRAs
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Simplified Employee Pension IRAs ("SEP IRAs")
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Simple IRAs
For more detailed information about the differences in contract types, see the Taxes section.

Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. Owners should review statements and confirmations carefully. All errors or corrections must be reported to Jefferson National immediately to assure proper crediting to the Contract. Unless Jefferson National is notified within 30 days of receipt of the statement, Jefferson National will assume statements and confirmation statements are correct. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Jefferson National has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, We may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about an Owner or an Owner's account to governmental regulators.
Payments to Minors
Jefferson National will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Our General Account Obligations
Jefferson National is obligated to pay all amounts promised to Owners under the Contract. Any obligations Jefferson National has to Owners under the Contracts in excess of the Contract Value are paid from the General Account and are subject to Our creditors and ultimately, Our overall claims paying ability.
Contractual Guarantees
These Contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the Contracts. These guarantees are the sole responsibility of Jefferson National.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Annuity Date or the date Jefferson National becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, We will continue to perform due diligence required by state law. Once the state mandated period has expired, Jefferson National will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on Our books and records, or to Kentucky, Our state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Jefferson National Service Center.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Benefits Under the Contract
The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
• Owner must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could eliminate the
death benefit
• Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

GMDB Rider (see Death Benefit)	Enhanced death benefit	0.50% (assessed as an annualized percentage of the greater of the GMDB Base* and the Contract Value)	0.35% (assessed as an annualized percentage of the greater of the GMDB Base* and the Contract Value)
• No longer available
• Election is irrevocable
• Will terminate upon a change to the
owner or joint owner (or annuitant if
any owner is a non-natural person)
• Purchase payments are limited to
$2,000,000 without prior approval

*
The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See Low Cost Fund Platform Fee for further details. For certain Contracts, the Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See "Expenses – Transaction Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See Low Cost Fund Platform Fee for further details. For certain Contracts, the Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses – Transaction Fee" for further details. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A: More Informaton About the Investment Portfolios for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)
Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)
Your request for transfer must clearly state how much the transfer is for.
(3)
Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)
the requirement of a minimum time period between each transfer;
(b)
not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)
limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)
We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Transfers After the Annuity Date
After the Annuity Date, the portion of the Contract Value allocated to fixed Annuity Payments and the portion of the Contract Value allocated to variable Annuity Payments may not be changed.
Subject to our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period.
We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following rules apply to any transfer during the Annuity Period:
(1)
You may only make transfers between the Investment Portfolios.
(2)
We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•
We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•
We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•
We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•
the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee. For certain Contracts, the Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses – Transaction Fee". You should note that if the DCA Program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Example:
Ms. T elects to participate in the Dollar Cost Averaging Program and has transferred
$25,000 to Investment Portfolio S that will serve as the source investment option for her
Dollar Cost Averaging Program. She would like the Dollar Cost Averaging Program transfers to be allocated as follows: $500 to Investment Portfolio L and $1,000 to Investment Portfolio
M. Each month, We will automatically transfer $1,500 from Investment Portfolio S and allocate $1,000 to Investment Portfolio M and $500 to Investment Portfolio L.

Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee. For certain Contracts, the Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses – Transaction Fee". You should note that if the Rebalancing Program utilizes Transaction Fee Portfolios there may be significant Transaction Fees imposed.
Example:
Mr. C elects to participate in the Rebalancing Program and has instructed his Contract
Value be allocated as follows: 40% to Investment Portfolio A, 40% to Investment Portfolio B,
and 20% to Investment Portfolio C. Mr. C elects to rebalance quarterly. Each quarter, We will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Investment Portfolios so that his 40%/40%/20% allocation remains intact.

Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract as the consequences could be significant. See Taxes for further information.
If the ROP Enhanced Death Benefit Rider is elected, Advisor Fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount (see Appendix C: ROP Enhanced Death Benefit Rider Example).

Expenses
Transfer Fee
Other than any applicable Transaction Fees described herein, currently We impose no Transfer Fee for transfers made during the Accumulation Period. We reserve the right to impose a Transfer Fee, not to exceed $25 per transfer, for excessive transfers after notifying You in advance. Any Transfer Fee would be used to recoup the cost of administering the transfer.
Subscription Fee
We charge a Subscription Fee equal to $240 each year regardless of the amount of your Contract Value. The Subscription Fee is deducted monthly ($20 per month) via a redemption of Accumulation Units/Annuity Units and is used to reimburse Us for expenses We incur in establishing and maintaining the Contracts. On the last Business Day of each month, We redeem Accumulation Units/Annuity Units equal to $20 from the money market Investment Portfolios in which you are invested, pro rata. If you have less than $20 invested in the money market Investment Portfolios, We will deduct the remaining amount of the Subscription Fee from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges the Low Cost Fund Platform Fee and/or one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-accounts:
•
Nationwide Variable Insurance Trust – NVIT Government Money Market
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the Sub-account daily net assets. The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue they require in order to meet their revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. See Appendix A: More Information About the Investment Portfolios for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:
•
BNY Mellon Stock Index Fund, Inc.: Initial Shares
•
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio

•
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•
Vanguard Variable Insurance Fund - Balanced Portfolio
•
Vanguard Variable Insurance Fund - Capital Growth Portfolio
•
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•
Vanguard Variable Insurance Fund - Diversified Value Portfolio
•
Vanguard Variable Insurance Fund - Equity Income Portfolio
•
Vanguard Variable Insurance Fund - Equity Index Portfolio
•
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•
Vanguard Variable Insurance Fund - Growth Portfolio
•
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•
Vanguard Variable Insurance Fund - International Portfolio
•
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
•
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Transaction Fee
For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain Investment Portfolios, including partial or complete withdrawals. This fee is used to recoup the cost of administering the transaction. The Transaction Fee will also apply to transactions in certain Investment Portfolios in connection with dollar cost averaging and systematic withdrawal programs. If you have elected an Asset Allocation Model, and the model contains an Investment Portfolio for which a transaction fee is imposed, the transaction fee will be waived. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is listed below, and is also available at the Company’s Website or upon request.
The Transaction Fee is waived for redemptions required for payment of the Subscription Fee or fees charged by any Investment Advisor you hire. Transaction Fees are charged twice – once for the transfer out, and once for the transfer in – when transferring between two Investment Portfolios that impose Transaction Fees. The Transaction Fee will be deducted first from the Investment Portfolios affected, then pro-rata first from the balance of any money market portfolio(s), and then pro-rata from the balance of any other portfolio(s). If approved by us, you may elect to have these fees charged to your Investment Advisor, rather than deducted from your Contract. In the event we agree to this, but the applicable Transaction Fees are not paid within thirty (30) days by your Investment Advisor, we reserve the right to deduct the applicable Transaction Fees from your Contract. All applicable Transaction Fees are deducted from your Contract upon a request for full surrender.
Number of Transactions per Contract Year	Amount per Transaction
1-10	$50.00
11-20	$40.00

21-30	$30.00
31+	$20.00
The Company may increase the Transaction Fee, or modify the table above. However, the Transaction Fee will never be greater than $75 for a single transfer. The Company charges the Transaction Fee for contributions and transfers into and transfers and withdrawals out of the following Investment Portfolios:
Transaction Fee Portfolios
•
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
•
Vanguard Variable Insurance Fund - Balanced Portfolio
•
Vanguard Variable Insurance Fund - Capital Growth Portfolio
•
Vanguard Variable Insurance Fund - Diversified Value Portfolio
•
Vanguard Variable Insurance Fund - Equity Income Portfolio
•
Vanguard Variable Insurance Fund - Equity Index Portfolio
•
Vanguard Variable Insurance Fund - Growth Portfolio
•
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•
Vanguard Variable Insurance Fund - International Portfolio
•
Vanguard Variable Insurance Fund - International Portfolio
•
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
1
Share Class 2 TOPS funds are also available, which carry no transaction fees. However, the fund expense ratios may be higher (see the underlying fund prospectus for details). You should consider various factors, including the number of transfers you anticipate involving a TOPS fund and the amounts you intend to allocate, to determine which share class best meets your needs.
This list may change at any time without notice. The Investment Portfolios for which the Company charges a Transaction Fee may not be available in all states. Certain Transaction Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved by such Investment Portfolio. We will provide a list of these Investment Portfolios upon request.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. We will charge against the Contract Value any premium taxes levied by a state or other governmental entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. We pay the premium tax when due and deduct that amount from the Contract at a later date, such as when you take a withdrawal, when Annuity Payments begin, and/or upon payment of the death benefit. Premium taxes may be deducted from death benefit proceeds.

ROP Enhanced Death Benefit Rider Fee
For an additional fee not to exceed 0.30% of the daily net assets, an applicant can elect the ROP Enhanced Death Benefit Rider. The current fee for the ROP Enhanced Death Benefit Rider is 0.15% of the daily net assets. The ROP Enhanced Death Benefit Rider is generally described as the greater of Contract Value or net Purchase Payments. The fee will be assessed until the earliest of the date the ROP Enhanced Death Benefit Rider benefit is applied to the Contract, automatic termination, or annuitization. For more detailed information about this option, see Benefits Under the Contract. We may realize a profit from this fee. The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.
GMDB Rider Fee
For an additional fee not to exceed 0.50% of the greater of the GMDB Base and the Contract Value, an applicant could have elected the GMDB Rider. The current fee for the GMDB Rider is 0.35% of the greater of the GMDB Base and the Contract Value (0.20% for Contracts issued prior to May 1, 2009). The GMDB Rider is generally described as the greater of Contract Value or net Purchase Payments. The fee is deducted on each Contract Anniversary that this benefit is in effect. If this benefit terminates on a date other than the Contract Anniversary for any reason other than death, we will deduct a proportional rider charge. Unless We agree otherwise, the fee will be deducted from the total Contract Value with each Sub-account bearing a pro rata share of such fee based on the proportionate Contract Value of each Sub-account. We will waive the fee if the benefit terminates due to death. Should any of the Sub-accounts be depleted, We will proportionally increase the deduction from the remaining Sub-accounts unless We agree otherwise. On the Contract Anniversary immediately following your attaining age 90, the GMDB Base will equal the Contract Value and no further GMDB Fee will be deducted. The GMDB Fee will not be deducted after the Contract Value decreases to zero. Past GMDB Fees will not be refunded. For more detailed information about this option, see Benefits Under the Contract. We may realize a profit from this fee. The GMDB Rider is no longer available for election.
Underlying Mutual Fund Fees
In addition to the expenses indicated above, the underlying mutual funds in which the Sub-accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting the Jefferson National Service Center or our Website.
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero and any added riders have no value, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)
is the sum of:
(1)
the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)
the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)
is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.

(c)
is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for elected optional riders and/or any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee, Transfer Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account, less any applicable Transaction Fees described herein, by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
Example:
On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio (which is not a
Transaction Fee Investment Portfolio). When the New York Stock Exchange closes on that
Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio
Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on
Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money
You can have access to the money in your Contract:
(1)
by making a withdrawal (either a partial or a complete withdrawal);
(2)
by electing to receive Annuity Payments; or
(3)
when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day We receive the withdrawal request, less any pro rata Subscription Fees and less any applicable Transaction Fees and GMDB Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise. For certain Contracts, the Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses – Transaction Fee".
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future. For certain Contracts, the Company imposes a

Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses – Transaction Fee". You should note that if the Systematic Withdrawal program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Example:
Ms. H elects to take systematic withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Investment Portfolios, so each quarter, We will withdraw $5,000 from Ms. H’s Contract proportionally from each Investment
Portfolio, and will mail her a check or wire the funds to the financial institution of her choice.

Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)
the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)
trading on the New York Stock Exchange is restricted;
(3)
an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)
during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Death of Contract Owner During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.

Standard Death Benefit (Return of Contract Value)
If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider or GMDB Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable Transaction Fees and premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider
For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:
(1)
is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or
(2)
is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.
If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.
The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:
(1)
if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:
(a)
the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)
ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or
(c)
the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).
(2)
the Annuity Date;
(3)
the date the Contract to which this rider is attached terminates;

(4)
the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;
(5)
Subject to the step up in Contract Value described above, immediately following a spousal continuation.
Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Optional Guaranteed Minimum Death Benefit
The optional Guaranteed Minimum Death Benefit is no longer available. In general terms, if you elected this option, it will provide you a benefit if you die at a time when your Contract Value is less than the Purchase Payments you have made. Under this option, if you die prior to the Contract Anniversary immediately following you attaining age 90, the Death Benefit Amount will be the greater of:
(1)
the GMDB Base; and
(2)
the Net Contract Value as of the Business Day We receive due proof of death and a payment election.
The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable.
If death occurs on or after the Contract Anniversary immediately following your attaining age 90 (for Joint Owners, the age of the oldest Owner or Annuitant, if applicable, controls), the Death Benefit Amount will be equal to the Net Contract Value as of the Business Day We receive due proof of death and a payment election.
If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner. If more than one Annuitant is named, the Death Benefit Amount is determined based on the age of the oldest Annuitant and is payable on the first death.
If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.
Example of the GMDB:
Example:
PURCHASE PAYMENTS	PARTIAL WITHDRAWALS	PREMIUM TAXES	CONTRACT VALUE ON DATE OF DEATH	STANDARD DEATH BENEFIT	GUARANTEED MINIMUM DEATH BENEFIT AMOUNT
$100,000	0	0	$90,000	$90,000	$100.000
$100,000	0	0	$110,000	$110,000	$110,000
$100,000	$20,000*	0	$70,000	$70,000	$75,000
$100,000	$20,000*	0	$80,000	$80,000	$80,000
* Assuming this Partial Withdrawal is made at a time when the Death Benefit is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000
(calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial
Withdrawal, the GMDB Base equals $75,000 (calculated as $100,000 (total Purchase
Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect to continue the Contract in his or her own name at the then current Death Benefit Amount, which amount shall be deemed to be the initial Purchase Payment for purposes of the GMDB Base of the continued Contract.
The optional Guaranteed Minimum Death Benefit will terminate without value on the occurrence of any of the following:
(1)
the date there is a change of owner or joint owner (or annuitant if any owner is a non-natural person);
(2)
the Annuity Date;

(3)
the date the Contract terminates;
(4)
the date the Contract Value decreases to zero.
Once cancelled, all rights and benefits under the optional GMDB terminate. We will assess the current year GMDB Fee at the time of cancellation prorated by the time elapsed for the Contract Year. Past GMDB Fees will not be refunded.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner;
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•
continue the Contract in his or her own name at the then current Death Benefit Amount;
•
elect a lump sum payment of the Death Benefit Amount; or
•
apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70½, (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
For contracts issued on or after January 11, 2013, you may only choose to have fixed Annuity Payments during the Annuity Period. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
For contracts issued prior to January 11, 2013, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less any premium tax and Transaction Fees, and less the Subscription Fee and the GMDB Fee, if applicable, will be applied under the Annuity Option you selected. No Transaction Fees are imposed when we make withdrawals to fund an Annuity Payment. For certain Contracts, Transaction Fees are incurred if you instruct us to transfer money into or transfer money out of Investment Portfolio(s) upon which we impose Transaction Fees. For further information, see "Expenses – Transaction Fee".
Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Fixed Annuity Payments
Fixed Annuity Payments provide for level annuity payments. The fixed Annuity Payments will remain level unless the Annuity Option provides otherwise.

Variable Annuity Payments
For Contracts issued prior to January 11, 2013, Owners can elect to have all or a portion of their Annuity Payments be variable. The amount of each variable Annuity Payment will vary depending on the performance of the Investment Portfolios selected. The Investment Portfolios available during annuitization are those Investment Portfolios corresponding to the underlying mutual funds shown in Appendix A: More Information About the Investment Portfolios. We use an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable Annuity Payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Required Minimum Distributions
Generally, distributions from a qualified contract must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains their applicable age as defined in the Code, or (b) the calendar year in which the employee retires. The applicable age is 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 25% penalty tax is imposed as to the amount not distributed that can be reduced to 10% if the required minimum distributions are timely corrected. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see Taxation of Non-Qualified Contracts. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•
made on or after the taxpayer reaches age 59½ ;
•
made on or after the death of an Owner;

•
attributable to the taxpayer’s becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59½ if all of the following requirements are met:
•
the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•
the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•
the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•
the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•
the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•
while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•
the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•
the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•
The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•
The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180-day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)
the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)
the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Same-Sex Marriages, Domestic Partnerships, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as IRS Rev. Proc. 2017-13.
The final regulations define the terms "spouse," "husband," "wife," and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
Consistent with IRS Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•
create new Separate Accounts;
•
combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•
transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•
transfer the Separate Account to another insurance company;
•
add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•
make the Sub-accounts available under other policies we issue;
•
add new Investment Portfolios or remove existing Investment Portfolios;
•
substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•
deregister the Separate Account under the Investment Company Act of 1940; and
•
operate the Separate Account under the direction of a committee or in another form.
Financial Statements
Financial statements for the Separate Account and financial statements and schedules of Jefferson National are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Jefferson National Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php?ctype=product_sai.

Appendix A: More Information About the Investment Portfolios
The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.39%	0.00%	1.39%	10.51%	6.87%	2.98%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.95%	0.00%	0.95%	43.13%	15.43%	12.54%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.84%*	0.00%	0.84%	32.67%	14.14%	11.03%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.96%*	0.00%	0.96%	23.17%	11.96%	8.54%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007 Investment Advisor: Fred Alger Management, LLC	1.02%	0.00%	1.02%	16.49%	7.96%	7.05%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.06%	0.00%	1.06%	16.86%	10.51%	7.29%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018 Investment Advisor: AllianceBernstein L.P.	1.10%*	0.00%	1.10%	13.48%	4.03%	3.22%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: AllianceBernstein L.P.	1.15%	0.00%	1.15%	14.83%	5.55%	1.83%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.61%*	0.00%	0.61%	12.03%	11.85%	9.32%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013 Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	17.73%	10.29%	8.26%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.17%*	0.00%	1.17%	15.70%	13.27%	9.33%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.15%*	0.00%	1.15%	20.14%	9.90%	7.43%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	26.50%	14.74%	10.32%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.41%*	0.00%	2.41%	28.80%	11.63%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	13.91%	10.67%	2.70%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.89%*	0.00%	0.89%	16.88%	10.04%	7.06%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%*	0.00%	0.87%	12.82%	6.68%	4.99%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.85%*	0.00%	0.85%	7.84%	2.56%	2.25%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.88%	0.00%	0.88%	15.27%	8.64%	6.20%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.86%*	0.00%	0.86%	10.59%	4.74%	3.67%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	3.51%	0.57%	1.24%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	12.18%	5.84%	4.15%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.02%	8.93%	6.98%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	8.76%	7.18%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.97%	0.00%	0.97%	5.89%	-0.56%	0.12%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	20.65%	10.07%	7.36%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	22.29%	13.36%	9.30%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	0.00%	1.16%	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	38.14%	18.38%	14.07%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	25.82%	13.08%	10.63%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	15.56%	4.58%	3.15%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.05%	0.00%	1.05%	15.66%	5.86%	3.06%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	10.23%	5.91%	4.74%
Allocation	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.94%*	0.00%	0.94%	23.50%	10.98%	8.30%
Allocation	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.87%*	0.00%	0.87%	15.90%	7.60%	6.15%
Allocation	American Funds Insurance Series® - Managed Risk International Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	1.11%*	0.00%	1.11%	6.22%	0.79%	0.24%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	9.73%	5.59%	4.73%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	4.72%	1.62%	1.83%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.74%*	0.00%	0.74%	2.62%	0.79%	1.27%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	16.97%	12.33%	9.64%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.79%*	0.00%	0.79%	12.94%	5.50%	4.22%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.80%*	0.00%	0.80%	5.42%	1.03%	1.62%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.94%*	0.00%	0.94%	24.90%	14.43%	10.85%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	13.37%	11.05%	8.38%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III This Sub-Account is only available in contracts issued before May 1, 2015 Investment Advisor: BlackRock Advisors, LLC	1.04%*	0.00%	1.04%	48.59%	15.77%	12.55%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	11.99%	11.27%	8.73%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.02%*	0.00%	1.02%	12.49%	7.38%	4.63%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	15.39%	10.40%	8.04%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.27%	0.35%	0.62%	25.93%	15.38%	11.75%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.67%	0.00%	0.67%	23.82%	15.13%	10.46%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	0.00%	0.90%	16.42%	9.99%	7.14%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.94%*	0.00%	0.94%	9.20%	2.91%	2.99%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.20%*	0.00%	1.20%	44.87%	25.34%	20.11%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.70%	0.00%	0.70%	5.39%	12.14%	9.12%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	13.11%	10.18%	6.44%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.04%	0.00%	1.04%	-9.11%	7.23%	-1.21%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (formerly, Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	9.10%	9.87%	6.77%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.31%*	0.35%	0.66%	20.14%	12.74%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.35%	0.56%	5.05%	0.58%	1.29%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	14.72%	8.93%	6.07%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.35%	0.75%	14.11%	7.86%	4.89%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.27%	0.35%	0.62%	17.86%	8.87%	4.16%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.35%	0.47%	4.98%	1.33%	1.05%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	10.92%	10.71%	8.10%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	11.21%	4.13%	3.22%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	12.71%	4.75%	4.13%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.80%*	0.00%	1.80%	14.86%	7.04%	8.39%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	8.68%	6.15%	4.19%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	1.14%	0.00%	1.14%	9.49%	7.55%	4.92%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.70%*	0.00%	0.70%	7.91%	3.74%	3.03%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.85%*	0.00%	0.85%	12.65%	7.36%	5.35%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.86%*	0.00%	0.86%	14.08%	8.43%	6.10%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.89%*	0.00%	0.89%	15.57%	9.58%	6.74%
Allocation	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.65%*	0.00%	0.65%	13.93%	6.84%	5.25%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.62%	0.00%	0.62%	7.65%	3.68%	3.13%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.69%	0.00%	0.69%	21.23%	12.15%	8.80%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	33.12%	16.36%	11.33%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.61%	0.00%	0.61%	20.67%	11.54%	7.21%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.87%	0.00%	0.87%	28.72%	16.93%	11.38%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	0.70%	13.36%	2.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	10.38%	12.01%	8.31%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.75%	0.00%	0.75%	12.17%	5.60%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.74%	0.00%	0.74%	18.37%	14.50%	9.99%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	45.30%	18.79%	15.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.83%	0.00%	0.83%	35.89%	19.34%	14.51%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	1.02%	0.00%	1.02%	10.24%	3.60%	3.14%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.03%	0.00%	1.03%	27.18%	11.15%	7.48%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.63%	0.00%	0.63%	6.00%	1.72%	2.08%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.82%	0.00%	0.82%	14.80%	12.17%	7.85%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.98%	0.00%	0.98%	20.22%	9.71%	4.65%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	10.89%	4.96%	5.77%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.90%	0.00%	0.90%	9.18%	3.47%	3.10%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	19.47%	15.69%	9.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	20.61%	16.63%	9.10%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.31%*	0.00%	1.31%	10.08%	5.78%	3.68%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.25%*	0.00%	1.25%	11.43%	3.88%	3.78%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%*	0.00%	0.71%	8.62%	6.98%	5.01%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.93%	0.00%	0.93%	13.46%	7.82%	5.43%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.90%*	0.00%	0.90%	12.08%	13.75%	10.23%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.09%*	0.00%	1.09%	8.18%	1.96%	1.77%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.77%	0.00%	0.77%	4.47%	0.22%	0.73%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	2.88%	-2.13%	-0.66%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	0.00%	0.96%	10.90%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	0.00%	0.96%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund May/Nov: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	0.00%	0.96%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36%*	0.00%	1.36%	7.53%	4.00%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	0.00%	0.97%	15.57%	4.81%	3.41%
Equity	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	0.77%*	0.00%	0.77%	9.27%	11.27%	8.47%
Equity	Guggenheim Variable Funds Trust - Series D (World Equity Income Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Guggenheim Investments	0.87%*	0.00%	0.87%	12.28%	9.97%	6.94%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.97%*	0.00%	0.97%	6.95%	1.28%	3.00%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	11.12%	3.98%	3.40%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.24%*	0.00%	1.24%	26.41%	12.72%	9.97%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.08%*	0.00%	1.08%	12.02%	4.50%	3.92%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.13%*	0.00%	1.13%	10.28%	10.21%	5.55%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	1.31%*	0.00%	1.31%	21.01%	9.41%	7.68%
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.31%*	0.00%	1.31%	39.91%	18.00%	14.25%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2021 Investment Advisor: Invesco Advisers, Inc.	1.14%	0.00%	1.14%	15.29%	12.45%	6.98%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	6.40%	4.66%	3.79%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	12.36%	13.49%	8.92%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	23.36%	12.95%	7.79%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.61%*	0.00%	0.61%	6.14%	1.89%	2.73%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.86%*	0.00%	0.86%	5.85%	1.64%	2.47%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	9.04%	9.81%	7.80%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	10.56%	9.93%	7.06%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.90%	0.00%	0.90%	18.15%	8.42%	4.33%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.07%	0.00%	1.07%	34.45%	12.02%	8.20%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	9.05%	2.11%	3.10%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.17%*	0.00%	1.17%	8.60%	1.04%	1.25%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.36%	0.00%	0.36%	4.86%	1.69%	1.06%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.69%	0.00%	0.69%	4.62%	0.67%	1.15%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	12.66%	11.77%	8.25%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	3.02%	8.75%	6.87%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Canada Ltd.	0.90%	0.00%	0.90%	10.18%	4.05%	3.22%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	22.83%	13.28%	9.74%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	1.19%	0.00%	1.19%	14.14%	10.32%	6.45%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	23.18%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	36.87%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	36.03%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	33.91%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	18.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	18.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	20.25%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	20.04%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	46.94%	14.92%	12.24%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	20.64%	8.43%	3.57%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.85%*	0.00%	0.85%	13.90%	8.27%	3.48%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	1.03%*	0.00%	1.03%	16.09%	9.49%	6.37%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.78%*	0.00%	0.78%	7.27%	2.18%	2.14%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.17%*	0.00%	1.17%	4.05%	7.75%	-2.42%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II) This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.04%*	0.00%	1.04%	19.90%	12.10%	7.66%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	38.00%	18.41%	14.09%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.96%	0.00%	0.96%	11.95%	4.46%	3.70%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.79%*	0.00%	0.79%	4.73%	1.62%	1.41%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	19.59%	14.63%	10.47%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.30%	0.00%	1.30%	1.63%	7.86%	-0.36%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.15%	0.00%	1.15%	39.05%	17.17%	10.87%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.00%*	0.00%	1.00%	8.27%	11.72%	7.96%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	15.41%	9.64%	7.99%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	18.07%	13.42%	12.10%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	5.29%	1.55%	1.66%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.55%	0.00%	0.55%	39.96%	16.92%	13.73%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.61%	0.00%	0.61%	26.78%	13.33%	9.01%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%	23.32%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	54.27%	20.05%	16.86%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.68%*	0.00%	0.68%	11.40%	10.22%	7.18%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	0.00%	0.89%	10.87%	11.20%	3.63%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.57%	0.00%	0.57%	43.17%	16.83%	12.49%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	1.05%*	0.10%	1.15%	15.15%	5.42%	3.06%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.42%	0.00%	1.42%	22.27%	5.01%	2.04%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	10.81%	4.00%	3.77%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	15.88%	6.42%	2.98%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	10.02%	9.10%	6.73%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	14.19%	13.52%	10.33%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (formerly, Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I) This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.85%	0.00%	0.85%	24.42%	8.31%	6.64%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	44.02%	15.51%	13.27%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	8.12%	9.29%	7.62%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.83%	0.00%	0.83%	10.26%	3.42%	2.89%
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	16.41%	8.50%	6.55%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	8.65%	10.19%	8.19%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	3.40%	2.65%	1.90%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.95%*	0.00%	0.95%	12.57%	8.29%	4.07%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.70%*	0.00%	0.70%	3.88%	10.53%	7.73%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II This Sub-Account is not available as an investment option for new Contracts issued on or after April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.86%*	0.00%	0.86%	6.13%	11.05%	8.77%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.75%*	0.00%	0.75%	43.51%	19.24%	14.64%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	9.10%	11.87%	8.53%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.90%	0.00%	0.90%	6.55%	3.14%	3.49%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	16.33%	13.01%	10.15%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	13.19%	10.72%	7.81%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.82%	0.00%	0.82%	8.58%	11.31%	8.23%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	0.00%	0.98%	35.51%	15.59%	12.69%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	14.25%	10.81%	7.41%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	7.63%	11.07%	8.25%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	14.39%	9.20%	6.09%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	20.44%	9.35%	7.35%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	0.00%	0.80%	8.70%	4.89%	3.75%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	0.78%	0.00%	0.78%	8.27%	11.51%	10.11%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.00%	0.48%	7.63%	2.23%	2.30%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.75%	0.00%	0.75%	9.00%	13.37%	9.18%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	5.38%	0.89%	1.60%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.78%*	0.00%	0.78%	20.59%	10.98%	8.61%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	0.88%	0.00%	0.88%	15.67%	7.33%	2.78%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.59%*	0.00%	0.59%	6.05%	0.59%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.35%*	0.00%	1.35%	3.86%	-0.01%	-0.13%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.32%	0.00%	0.32%	4.90%	1.69%	1.03%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	21.70%	8.65%	4.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	17.71%	8.04%	4.16%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.72%	0.00%	0.72%	16.56%	7.73%	5.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	14.95%	6.68%	5.24%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	5.77%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%*	0.00%	0.23%	21.05%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	35.36%	23.08%	15.33%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	16.23%	12.34%	9.01%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.23%*	0.00%	1.23%	15.54%	7.15%	3.51%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.17%	0.00%	0.17%	25.97%	15.51%	11.85%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.27%	0.00%	0.27%	16.69%	9.80%	7.04%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.93%*	0.00%	0.93%	8.82%	10.06%	7.92%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.02%	0.00%	1.02%	11.00%	8.63%	6.13%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%	0.00%	0.93%	18.15%	12.07%	8.96%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.86%	0.00%	0.86%	5.90%	1.65%	1.21%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.90%	0.00%	0.90%	26.90%	13.97%	9.99%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: BTS Asset Management, Inc.	2.52%*	0.00%	2.52%	1.53%	-1.92%	-0.26%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.00%*	0.00%	2.00%	-1.58%	0.71%	0.89%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 Investment Advisor: Donoghue Forlines LLC	1.56%	0.00%	1.56%	19.81%	5.10%	5.45%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	17.77%	10.83%	7.69%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	17.37%	10.55%	7.42%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	11.75%	6.67%	4.87%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	11.39%	6.39%	4.51%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.31%	0.10%	0.41%	9.48%	5.11%	3.64%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	9.19%	4.84%	3.37%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	16.41%	9.75%	6.81%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	16.09%	9.48%	6.54%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.52%	0.10%	0.62%	9.50%	5.09%	3.50%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.77%	0.00%	0.77%	9.03%	4.83%	3.24%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	11.36%	6.11%	3.58%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	11.14%	5.86%	3.33%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	10.62%	5.77%	3.79%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	10.33%	5.51%	3.52%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	13.81%	8.23%	5.86%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	13.47%	7.96%	5.58%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.19%*	0.00%	2.19%	8.14%	6.02%	4.04%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.04%*	0.00%	2.04%	8.28%	6.16%	4.19%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.48%*	0.00%	1.48%	-7.85%	8.55%	-0.80%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	7.10%	2.24%	2.32%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.27%	0.00%	1.27%	11.11%	2.25%	2.78%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	5.26%	0.97%	1.09%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.87%	0.00%	0.87%	7.97%	1.87%	1.45%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.24%*	0.00%	1.24%	13.02%	7.29%	5.25%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	12.22%	4.83%	4.15%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	1.03%	0.00%	1.03%	8.25%	3.32%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.18%*	0.00%	1.18%	9.00%	1.64%	3.06%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: PIMCO	1.28%*	0.00%	1.28%	6.21%	-1.16%	-0.35%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.13%*	0.00%	1.13%	3.99%	-1.30%	2.06%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class This Sub-Account is only available in policies issued before May 1, 2024 Investment Advisor: PIMCO	0.69%	0.00%	0.69%	4.97%	0.99%	0.92%
Allocation	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: PIMCO	1.21%*	0.00%	1.21%	13.49%	5.45%	4.11%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.84%	0.00%	0.84%	3.67%	3.16%	2.25%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.66%	0.00%	0.66%	5.91%	2.12%	1.87%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.75%	0.00%	0.75%	5.93%	1.08%	1.71%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	0.89%	0.00%	0.89%	6.68%	1.55%	2.00%
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.08%	0.00%	1.08%	7.17%	9.08%	8.16%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.05%	0.00%	1.05%	28.58%	16.45%	11.94%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.20%*	0.00%	1.20%	10.99%	3.85%	3.04%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.05%	0.00%	1.05%	12.20%	12.26%	7.30%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.06%*	0.00%	1.06%	8.06%	2.41%	2.41%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.54%	1.82%	2.45%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	4.31%	1.92%	0.66%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.39%	6.53%	6.05%
Miscellaneous	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.27%	-15.58%	-12.62%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	10.14%	9.59%	7.42%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	23.74%	13.41%	9.84%
Equity	ProFunds - ProFund VP Communication Services Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	31.82%	7.80%	4.15%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Consumer Discretionary Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	32.05%	9.78%	8.82%
Equity	ProFunds - ProFund VP Consumer Staples Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.92%	9.20%	6.11%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.31%	4.52%	2.24%
Equity	ProFunds - ProFund VP Energy Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-2.49%	10.93%	0.96%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.47%	7.60%	2.67%
Fixed Income	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.25%	-2.38%	-3.97%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.88%	9.98%	8.13%
Money Market	ProFunds - ProFund VP Government Money Market This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019 Investment Advisor: ProFund Advisors LLC	0.90%*	0.00%	0.90%	4.15%	1.19%	0.64%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.82%	9.48%	9.49%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.30%	11.72%	8.34%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.55%	5.62%	1.71%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	49.85%	8.64%	10.74%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	34.51%	11.86%	7.23%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	27.86%	14.21%	11.39%
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	20.09%	12.27%	8.19%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Materials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.38%	11.96%	6.33%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.56%	10.09%	7.28%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.45%	11.12%	7.41%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.83%	10.12%	6.88%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	52.17%	20.09%	15.51%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-5.49%	4.83%	4.63%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	1.48%	8.30%	0.78%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.73%	5.58%	5.89%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	1.75%	-0.50%	-5.26%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	93.66%	31.28%	22.99%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-11.78%	-11.01%	-8.51%
Miscellaneous	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-10.29%	-9.74%	-6.49%
Miscellaneous	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.35%	-15.32%	-11.87%
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-32.40%	-22.40%	-18.53%
Miscellaneous	ProFunds - ProFund VP Short Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-10.88%	-14.46%	-11.16%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.19%	8.56%	7.15%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.94%	9.51%	6.36%
Equity	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	14.91%	7.96%	5.15%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	57.95%	23.56%	17.85%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	0.04%	-5.01%	0.27%
Equity	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	45.23%	21.83%	16.33%
Equity	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.21%	13.59%	9.93%
Equity	ProFunds - ProFund VP UltraNASDAQ- 100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	115.46%	33.86%	27.05%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-57.49%	-44.28%	-36.98%
Allocation	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.43%	7.83%	5.49%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.59%	4.76%	6.89%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	1.07%*	0.00%	1.07%	4.82%	0.98%	1.41%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.00%	0.00%	1.00%	12.13%	4.60%	3.62%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	0.89%	0.00%	0.89%	4.69%	0.37%	1.43%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.13%	0.00%	1.13%	18.68%	9.70%	3.88%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	0.00%	0.82%	15.67%	14.50%	10.26%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Putnam Investment Management, LLC	0.75%*	0.00%	0.75%	5.27%	0.30%	0.63%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.90%	0.00%	0.90%	26.11%	16.09%	12.59%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.00%	1.18%	18.78%	12.13%	5.53%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.15%	0.00%	1.15%	25.93%	10.17%	5.61%
Allocation	Russell Investment Funds - Balanced Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.91%*	0.00%	0.91%	14.52%	6.30%	4.68%
Allocation	Russell Investment Funds - Equity Growth Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.99%*	0.00%	0.99%	19.52%	8.88%	6.03%
Equity	Russell Investment Funds - Global Real Estate Securities Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.91%	0.00%	0.91%	10.55%	3.50%	4.03%
Equity	Russell Investment Funds - International Developed Markets Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.03%*	0.00%	1.03%	16.26%	7.46%	3.98%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Russell Investment Funds - Moderate Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.83%*	0.00%	0.83%	11.32%	4.00%	3.51%
Fixed Income	Russell Investment Funds - Strategic Bond Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.67%	0.00%	0.67%	4.02%	0.72%	1.49%
Equity	Russell Investment Funds - U.S. Small Cap Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.11%*	0.00%	1.11%	13.61%	10.75%	6.60%
Equity	Russell Investment Funds - U.S. Strategic Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.96%	0.00%	0.96%	26.29%	14.19%	10.22%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	2.97%	6.04%	4.32%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	8.97%	11.97%	6.49%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	5.53%	7.01%	6.64%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-6.24%	7.44%	-4.79%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-3.30%	6.88%	5.60%
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	23.57%	15.69%	15.21%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	54.75%	29.03%	20.45%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	1.61%	9.77%	-1.84%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	4.44%	1.84%	-11.71%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.87%*	0.00%	1.87%	20.09%	9.79%	2.46%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	13.90%	10.05%	7.44%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.05%*	0.00%	2.05%	3.80%	5.28%	1.87%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.45%*	0.00%	1.45%	-1.03%	-5.06%	0.18%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.92%	0.00%	1.92%	12.75%	5.76%	3.32%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	5.03%	9.82%	8.86%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.72%*	0.00%	1.72%	12.69%	2.82%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	47.38%	9.27%	8.83%
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.84%*	0.00%	1.84%	-18.26%	-28.07%	-24.48%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	5.09%*	0.00%	5.09%	4.23%	1.03%	-3.28%
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	-9.04%	-14.54%	-11.08%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.88%*	0.00%	1.88%	-31.85%	-21.10%	-17.63%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-11.23%	-14.14%	-10.60%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.85%*	0.00%	1.85%	-14.95%	-15.41%	-12.35%
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	34.46%	5.16%	4.38%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	22.49%	6.97%	5.58%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	18.84%	13.21%	6.80%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	4.37%	4.21%	2.52%
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.01%*	0.00%	2.01%	116.13%	34.23%	27.66%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	53.22%	20.24%	15.86%
Equity	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	35.07%	18.45%	14.14%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	3.83%	11.37%	3.84%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	10.32%	4.71%	4.92%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	16.56%	11.35%	7.23%
Equity	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.88%*	0.00%	1.88%	19.78%	9.04%	6.29%
Miscellaneous	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.04%*	0.00%	2.04%	22.00%	8.56%	5.89%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	45.04%	21.56%	16.87%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.47%	9.42%	7.94%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.29%	8.61%	6.00%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	14.68%	8.44%	4.50%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	27.83%	15.90%	8.80%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	17.47%	5.04%	4.79%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	21.06%	12.57%	5.15%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.92%*	0.00%	1.92%	1.18%	3.18%	4.85%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	49.01%	19.01%	14.47%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	6.30%	1.26%	1.84%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	24.48%	11.18%	7.27%
Money Market	Rydex Variable Trust - U.S. Government Money Market Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012 Investment Advisor: Guggenheim Investments	1.45%	0.00%	1.45%	3.70%	1.06%	0.59%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-7.12%	3.94%	6.35%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.91%*	0.00%	1.91%	2.85%	-5.51%	-7.26%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	48.96%	13.22%	12.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	9.31%	10.92%	7.57%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	0.00%	1.11%	2.68%	10.96%	11.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	19.63%	11.36%	10.22%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	4.69%	1.60%	1.13%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.52%*	0.00%	1.52%	4.34%	3.94%	3.21%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	20.81%	13.45%	6.14%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	4.36%	3.89%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: Redwood Investment Management, LLC	1.99%*	0.00%	1.99%	3.83%	3.38%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	11.40%	4.07%	1.97%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Portfolio is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.25%*	0.00%	1.25%	9.77%	2.29%	1.05%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	10.41%	9.61%	4.61%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.12%	0.00%	1.12%	-3.58%	10.61%	-1.01%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.35%	0.56%	14.33%	9.59%	7.89%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	27.98%	14.33%	12.85%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	12.51%	5.60%	4.84%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.35%	0.64%	20.13%	14.28%	9.27%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.35%	0.64%	8.10%	11.57%	9.53%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	26.11%	15.52%	11.88%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	6.52%	0.99%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.33%	0.35%	0.68%	40.13%	16.08%	12.88%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.35%	0.59%	11.51%	5.10%	4.33%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.33%	0.35%	0.68%	14.65%	10.28%	6.80%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	15.83%	12.56%	9.27%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	15.55%	7.78%	6.19%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	11.70%	7.18%	7.29%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	6.16%	2.13%	1.93%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.00%	0.29%	19.65%	9.98%	7.85%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	5.58%	1.04%	1.71%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	15.54%	7.31%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	25.95%	14.93%	11.29%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	11.03%	8.55%	7.95%

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Virtus Fixed Income Advisers, LLC	0.94%*	0.00%	0.94%	8.69%	3.19%	2.94%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP, an affiliate of VIA.	1.14%*	0.00%	1.14%	18.00%	8.80%	2.23%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.
Early Cut-Off Times
The following Investment Portfolios currently impose the following transfer cut-off times before the end of the Business Day:
2:30 P.M.
•
Vanguard Variable Insurance Fund - Balanced Portfolio
•
Vanguard Variable Insurance Fund - Capital Growth Portfolio
•
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•
Vanguard Variable Insurance Fund - Diversified Value Portfolio
•
Vanguard Variable Insurance Fund - Equity Income Portfolio
•
Vanguard Variable Insurance Fund - Equity Index Portfolio
•
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•
Vanguard Variable Insurance Fund - Growth Portfolio
•
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•
Vanguard Variable Insurance Fund - International Portfolio
•
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
2:55 P.M.
•
ProFunds - ProFund Access VP High Yield Fund

3:30 P.M.
•
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
3:45 P.M.
•
Rydex Variable Trust - High Yield Strategy Fund
3:50 P.M.
•
Rydex Variable Trust - Banking Fund
•
Rydex Variable Trust - Basic Materials Fund
•
Rydex Variable Trust - Biotechnology Fund
•
Rydex Variable Trust - Commodities Strategy Fund
•
Rydex Variable Trust - Consumer Products Fund
•
Rydex Variable Trust - Electronics Fund
•
Rydex Variable Trust - Energy Fund
•
Rydex Variable Trust - Energy Services Fund
•
Rydex Variable Trust - Financial Services Fund
•
Rydex Variable Trust - Health Care Fund
•
Rydex Variable Trust - Internet Fund
•
Rydex Variable Trust - Leisure Fund
•
Rydex Variable Trust - Precious Metals Fund
•
Rydex Variable Trust - Real Estate Fund
•
Rydex Variable Trust - Retailing Fund
•
Rydex Variable Trust - S&P 500 Pure Growth Fund
•
Rydex Variable Trust - S&P 500 Pure Value Fund
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Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
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Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
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Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
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Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
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Rydex Variable Trust - Technology Fund
•
Rydex Variable Trust - Telecommunications Fund
•
Rydex Variable Trust - Transportation Fund
•
Rydex Variable Trust - Utilities Fund
3:55 P.M.
•
ProFunds - ProFund VP Asia 30
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ProFunds - ProFund VP Banks
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ProFunds - ProFund VP Bear
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ProFunds - ProFund VP Biotechnology
•
ProFunds - ProFund VP Bull
•
ProFunds - ProFund VP Communication Services
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ProFunds - ProFund VP Consumer Discretionary
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ProFunds - ProFund VP Consumer Staples
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ProFunds - ProFund VP Emerging Markets

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ProFunds - ProFund VP Energy
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ProFunds - ProFund VP Europe 30
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ProFunds - ProFund VP Falling U.S. Dollar
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ProFunds - ProFund VP Financials
•
ProFunds - ProFund VP Government Money Market
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ProFunds - ProFund VP Health Care
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ProFunds - ProFund VP Industrials
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ProFunds - ProFund VP International
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ProFunds - ProFund VP Internet
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ProFunds - ProFund VP Japan
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ProFunds - ProFund VP Large-Cap Growth
•
ProFunds - ProFund VP Large-Cap Value
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ProFunds - ProFund VP Materials
•
ProFunds - ProFund VP Mid-Cap
•
ProFunds - ProFund VP Mid-Cap Growth
•
ProFunds - ProFund VP Mid-Cap Value
•
ProFunds - ProFund VP NASDAQ-100
•
ProFunds - ProFund VP Pharmaceuticals
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ProFunds - ProFund VP Precious Metals
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ProFunds - ProFund VP Real Estate
•
ProFunds - ProFund VP Rising Rates Opportunity
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ProFunds - ProFund VP Semiconductor
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ProFunds - ProFund VP Short Emerging Markets
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ProFunds - ProFund VP Short International
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ProFunds - ProFund VP Short Mid-Cap
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ProFunds - ProFund VP Short NASDAQ-100
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ProFunds - ProFund VP Short Small-Cap
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ProFunds - ProFund VP Small-Cap
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ProFunds - ProFund VP Small-Cap Growth
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ProFunds - ProFund VP Small-Cap Value
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ProFunds - ProFund VP Technology
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ProFunds - ProFund VP U.S. Government Plus
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ProFunds - ProFund VP UltraBull
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ProFunds - ProFund VP UltraMid-Cap
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ProFunds - ProFund VP UltraNASDAQ-100
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ProFunds - ProFund VP UltraShort NASDAQ-100
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ProFunds - ProFund VP UltraSmall-Cap
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ProFunds - ProFund VP Utilities
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Rydex Variable Trust - Dow 2x Strategy Fund
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Rydex Variable Trust - Europe 1.25x Strategy Fund

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Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
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Rydex Variable Trust - Inverse Dow 2x Strategy Fund
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Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
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Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
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Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
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Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
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Rydex Variable Trust - Inverse S&P 500 Strategy Fund
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Rydex Variable Trust - Japan 2x Strategy Fund
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Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
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Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
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Rydex Variable Trust - NASDAQ-100® Fund
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Rydex Variable Trust - Nova Fund
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Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
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Rydex Variable Trust - Russell 2000® 2x Strategy Fund
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Rydex Variable Trust - S&P 500 2x Strategy Fund
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Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
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Rydex Variable Trust - Weakening Dollar 2x Strategy Fund

Appendix B: State Variations
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
State	State Law Variations
California	• The ROP Enhanced Death Benefit Rider does not terminate if the Contract Owner is changed or if the Contract is assigned.
Florida	• The ROP Enhanced Death Benefit Rider does not terminate if the Contract Owner is changed or if the Contract is assigned.

Appendix C: ROP Enhanced Death Benefit Rider Example
The following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

Outside back cover page
The Statement of Additional Information contains additional information about the Separate Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-866-667-0561 or by one of the other methods described in Contacting Us.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php?ctype=product_prospectus.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000014324

Monument Advisor SelectSM
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company
through its
Jefferson National Life Annuity Account G
The date of this prospectus is May 1, 2024.
The contracts described in this prospectus are not available in the State of New York.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
This Contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This prospectus describes the Monument Advisor SelectSM Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant. This Contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See Free Look for additional details.
You can reach Us by calling (866) 667-0561 or writing to Us at Our administrative office:
•
Address for correspondence sent via U.S. Mail: P.O. Box 183000, Columbus, OH 43218;

•
Address for correspondence sent via courier or overnight mail: DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239.

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Adjusted Partial Withdrawal: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where
(a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the
Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the
Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.

Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the
Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For
joint Annuitants all provisions are based on the age of the primary Annuitant.

Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Annuity Unit: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."

Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor SelectSM individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
2

Excess Advisor Fee: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.

Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the
Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.

Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See Low Cost Fund Platform Fee for further details, including a list of the Sub-accounts for which the
Company currently imposes the fee.

Maximum Advisor Fee: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.
Maximum Advisor Fee Percentage: For Contracts issued before November 1, 2019, 2.00% per year. For Contracts issued on or after November 1, 2019, 1.5% per year.
Maximum Maturity Date: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Measuring Life: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death
Benefit Rider. If the Contract is owned by a natural person, the Measuring Life is the Owner. If there are Joint
Owners, the Measuring Life is the first Owner to die. If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word "Annuitant" for the word "Owner."

Net Contract Value: An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
3

Return of Premium ("ROP") Enhanced Death Benefit Rider: An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance. If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of
$3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted
Partial Withdrawals.

Return of Premium ("ROP") Enhanced Death Benefit Rider Fee: We deduct a fee calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See Fee Table for the current fee.

Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

Separate Account: Jefferson National Life Annuity Account G, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

Website: https://www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

4

5

Table of Contents (continued)
6

Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.17%[2]	4.26%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $361.68	Highest Annual Cost Estimate: $3,885.66
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

RISKS
Risk of Loss	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this Contract is subject to the risk of poor investment performance of the
Investment Options chosen by the Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

7

RISKS
Insurance Company Risks
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

RESTRICTIONS
Investments
• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).
• Certain Investment Portfolios have early cut-off times (see Appendix A: More
Information About the Investment Portfolios).
• Not all Investment Portfolios may be available under your Contract (see Appendix A:
More Information About the Investment Portfolios).
• Transfers between Investment Portfolios are subject to policies designed to deter short-
term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).

Optional Benefits
• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.
• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.

TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional
Tax Deferral.
• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.
See Taxes.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument
Advisor SelectSM Variable Annuity Contract).

Exchanges
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor SelectSM Variable Annuity
Contract).

8

Overview of the Contract
Purpose of the Contract
The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. We have designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership. The Contract can help supplement retirement income through the annuitization feature, which provides a stream of periodic income payments. During the years leading up to those income payments, you manage your assets in the Contract according your specific goals and risk preferences by directing the allocation and reallocation among a variety of Investment Options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the Contract. Finally, in the event that you die before beginning income payments, the Contract offers a death benefit.
Before purchasing the Contract you should consult with a financial professional to determine whether this contract is appropriate for you, taking into consideration your particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this Contract is intended to provide benefits to a single individual and his/her beneficiaries. The Contract is not intended to be used by institutional investors, or in connection with other Jefferson National contracts that have the same Annuitant and/or Owner. It is not intended to be sold to a terminally ill Contract Owner.
If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Expenses, Advisor Fee Withdrawals, and Taxes).
Phases of the Contract
The contract exists in two separate phases: the Accumulation Period (savings) and the Annuity Period (income). During the Accumulation Period, the Contract offers a variety of Investment Options to which the Owner can allocate and reallocate his/her Contract Value. The Investment Options available under the Contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: More Information About the Investment Portfolios.
During the Annuity Period, We make periodic income payments to you. Prior to the Annuity Date, you elect the duration of the Annuity Payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the joint Annuitant’s) life. Annuity Payments will be fixed, meaning that the amount of each Annuity Payment will be the same. After the Annuity Date, the only value associated with the Contract is the stream of Annuity Payments; unless otherwise specified in the Annuity Option, you cannot withdraw value from the Contract over and above the Annuity Payments. Additionally, after the Annuity Date, there is no death benefit, which means that upon your death, all Annuity Payments stop and the Contract terminates, unless the particular Annuity Option provides otherwise.
Contract Features
Investment Options. Owners can allocate Contract Value to Sub-accounts that invest in underlying mutual funds. Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Owners can apply additional Purchase Payments to the Contract until the Annuity Date, subject to certain restrictions.
Withdrawals from the Contract. Owners can withdraw some or all of their Contract Value at any time prior to the Annuity Date, subject to certain restrictions. During the Annuity Period, withdrawals other than Annuity Payments are not permitted.
Death Benefit. During the Accumulation Period, the Contract contains a standard death benefit (return of Contract Value) at no additional charge.
Optional Death Benefits. A ROP Enhanced Death Benefit option is available for an additional charge, which may provide a greater death benefit than the standard death benefit.
Annuity Payments. On the Annuity Date, We will make Annuity Payments based on the Annuity Option chosen.
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Tax Deferral. Generally, Owners will not be taxed on any earnings on the assets in the Contract until such earnings are distributed from the Contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this Contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the Contract does not provide additional tax deferral benefits (see Taxes).
Cancellation of the Contract. Under state insurance laws, Owners have the right, during a limited period of time, to examine their Contract and decide if they want to keep it or cancel it (see Free Look and Contacting Us).
Contract Owner Services. The Contract offers several services at no additional charge to assist Owners in managing their Contract, including:
•
Rebalancing Program
•
Dollar Cost Averaging Program
•
Systematic Withdrawal Program
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]

The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[5]

1
All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).
2
Currently, We do not assess a Transfer Fee.
3
The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
4
Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).
5
Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
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The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.17%	4.26%
Example
The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•
a $100,000 investment in the Contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses;
•
election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.26%)	$5,040	$15,114	$25,180	$50,309	*	$15,114	$25,180	$50,309	$5,040	$15,114	$25,180	$50,309
Minimum Annual Underlying Mutual Fund Expenses (0.17%)	$746	$2,333	$4,058	$9,057	*	$2,333	$4,058	$9,057	$746	$2,333	$4,058	$9,057
Principal Risks
Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically:
•
An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
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Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions).
Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack.
Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. As a result of a cybersecurity incident, We may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection.
In the event that contract administration or Contract Values are adversely affected as a result of a failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
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Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Jefferson National and the Separate Account
The Contract is issued by Jefferson National, with its home office at DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company. Jefferson National Life Annuity Account G is a separate account of Jefferson National that invests in the underlying mutual funds listed in Appendix A: More Information About the Investment Portfolios. Income, gains, and losses credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of Our other assets. The Separate Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Jefferson National other than those arising from the Contract or other Contracts supported by the Separate Account. The Separate Account is divided into Sub-accounts, each of which invests in shares of a single underlying mutual fund.
The Contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide Life Insurance Company.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Investment Options
The Investment Portfolios and Underlying Mutual Funds
The Owner can allocate Contract Value to Sub-accounts of the Separate Account, subject to conditions in the Contract and underlying mutual funds. Each Sub-account invests in shares of a single underlying mutual fund. Jefferson National uses the assets of each Sub-account to buy shares of the underlying mutual funds based on Owner instructions. Jefferson National buys and sells the mutual fund shares at their respective net asset value (NAV). Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: More Information About the Investment Portfolios. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Owners receive underlying mutual fund prospectuses when they make their initial Sub-account allocations and any time they change those allocations. Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting Us (see Contacting Us). Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Separate Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Separate Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the Contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be
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added. Owners will receive notice of any such changes that affect their Contract. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Separate Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Owners are not shareholders of the underlying mutual funds in which the Sub-accounts invest; however, Owners with assets allocated to Sub-accounts are entitled to certain voting rights. We will vote underlying mutual fund shares at special shareholder meetings based on Owner instructions. However, if the law changes and We are allowed to vote in Our own right, We may elect to do so.
Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Us voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which an Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Jefferson National and its affiliates. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Separate Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of other companies. If a material conflict occurs, We will take whatever steps are necessary to protect Owners and variable annuity payees, including withdrawal of the Separate Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Jefferson National may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate.
We will not substitute shares of any underlying mutual fund in which the Sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Sub-accounts to allocations of Purchase Payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
Deregistration of the Separate Account
We may deregister the Separate Account under the 1940 Act in the event the Separate Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Separate Account, or for any other purpose approved by the SEC.
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No deregistration may take place without the prior approval of the SEC. All affected Owners will be notified in the event Jefferson National deregisters the Separate Account. If the Separate Account is deregistered, Our contractual obligations to you will continue.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Contacting Us
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Jefferson National Service Center:
•
by telephone at 1-866-667-0561
•
by mail to P.O. Box 183000, Columbus, OH 43218
•
by courier or overnight mail to DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239
•
by Internet at www.nationwideadvisory.com
We reserve the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Jefferson National Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means. Service and transaction requests will generally be processed on the Business Day they are received at the Jefferson National Service Center as long as the request is in good order, see The Monument Advisor Select Variable Annuity Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Us. If a request is not in good order, We will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. We reserve the right to process any Purchase Payment or withdrawal request sent to a location other than the Jefferson National Service Center on the Business Day it is received at the Jefferson National Service Center. On any day the post office is closed, We are unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Jefferson National Service Center.
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Telephone and Website Transactions
You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us
Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Ownership and Interests in the Contract
Owner
You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
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Joint Owner
A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary
In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•
Subsequent purchase payments are not permitted under any beneficially owned contract.
•
No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•
A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•
No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
•
Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
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An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
The Monument Advisor Select Variable Annuity Contract
Tax Deferral
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract and applicable federal and state withholding. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state). The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.
Types of Contracts Issued
The contracts can be categorized as:
•
Individual Retirement Annuities ("IRAs")
•
Non-Qualified Contracts
•
Roth IRAs
•
Simplified Employee Pension IRAs ("SEP IRAs")
•
Simple IRAs
For more detailed information about the differences in contract types, see the Taxes section.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
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You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. Owners should review statements and confirmations carefully. All errors or corrections must be reported to Jefferson National immediately to assure proper crediting to the Contract. Unless Jefferson National is notified within 30 days of receipt of the statement, Jefferson National will assume statements and confirmation statements are correct. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names
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and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Jefferson National has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, We may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about an Owner or an Owner's account to governmental regulators.
Payments to Minors
Jefferson National will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Our General Account Obligations
Jefferson National is obligated to pay all amounts promised to Owners under the Contract. Any obligations Jefferson National has to Owners under the Contracts in excess of the Contract Value are paid from the General Account and are subject to Our creditors and ultimately, Our overall claims paying ability.
Contractual Guarantees
These Contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the Contracts. These guarantees are the sole responsibility of Jefferson National.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Annuity Date or the date Jefferson National becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, We will continue to perform due diligence required by state law. Once the state mandated period has expired, Jefferson National will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on Our books and records, or to Kentucky, Our state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Jefferson National Service Center.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
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Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Benefits Under the Contract
The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
• Owner must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could eliminate the
death benefit
• Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

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Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See Low Cost Fund Platform Fee for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See Low Cost Fund Platform Fee for further details. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers section below.
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Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A: More Informaton About the Investment Portfolios for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)
Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)
Your request for transfer must clearly state how much the transfer is for.
(3)
Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)
the requirement of a minimum time period between each transfer;
(b)
not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)
limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)
We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Transfers After the Annuity Date
After the Annuity Date, the portion of the Contract Value allocated to fixed Annuity Payments and the portion of the Contract Value allocated to variable Annuity Payments may not be changed.
Subject to our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period.
We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following rules apply to any transfer during the Annuity Period:
(1)
You may only make transfers between the Investment Portfolios.
(2)
We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
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We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•
We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•
We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•
We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•
the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
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If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Example:
Ms. T elects to participate in the Dollar Cost Averaging Program and has transferred
$25,000 to Investment Portfolio S that will serve as the source investment option for her
Dollar Cost Averaging Program. She would like the Dollar Cost Averaging Program transfers to be allocated as follows: $500 to Investment Portfolio L and $1,000 to Investment Portfolio
M. Each month, We will automatically transfer $1,500 from Investment Portfolio S and allocate $1,000 to Investment Portfolio M and $500 to Investment Portfolio L.

Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in
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the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Example:
Mr. C elects to participate in the Rebalancing Program and has instructed his Contract
Value be allocated as follows: 40% to Investment Portfolio A, 40% to Investment Portfolio B,
and 20% to Investment Portfolio C. Mr. C elects to rebalance quarterly. Each quarter, We will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Investment Portfolios so that his 40%/40%/20% allocation remains intact.

Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract as the consequences could be significant. See Taxes for further information.
If the ROP Enhanced Death Benefit Rider is elected, Advisor Fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount (see Appendix C: ROP Enhanced Death Benefit Rider Example).
Expenses
Transfer Fee
Currently, We impose no Transfer Fee for transfers made during the Accumulation Period. We reserve the right to impose a Transfer Fee, not to exceed $25 per transfer, for excessive transfers after notifying You in advance. Any Transfer Fee would be used to recoup the cost of administering the transfer.
Subscription Fee
We charge a Subscription Fee equal to $240 each year regardless of the amount of your Contract Value. The Subscription Fee is deducted monthly ($20 per month) via a redemption of Accumulation Units/Annuity Units and is used to reimburse Us for expenses We incur in establishing and maintaining the Contracts. On the last Business Day of each month, We redeem Accumulation Units/Annuity Units equal to $20 from the money market Investment Portfolios in which you are invested, pro rata. If you have less than $20 invested in the money market Investment Portfolios, We will deduct the remaining amount of the Subscription Fee from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges the Low Cost Fund Platform Fee and/or one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-accounts:
•
Nationwide Variable Insurance Trust – NVIT Government Money Market
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
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Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the Sub-account daily net assets. The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue they require in order to meet their revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. See Appendix A: More Information About the Investment Portfolios for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:
•
BNY Mellon Stock Index Fund, Inc.: Initial Shares
•
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•
Vanguard Variable Insurance Fund - Balanced Portfolio
•
Vanguard Variable Insurance Fund - Capital Growth Portfolio
•
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•
Vanguard Variable Insurance Fund - Diversified Value Portfolio
•
Vanguard Variable Insurance Fund - Equity Income Portfolio
•
Vanguard Variable Insurance Fund - Equity Index Portfolio
•
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•
Vanguard Variable Insurance Fund - Growth Portfolio
•
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•
Vanguard Variable Insurance Fund - International Portfolio
•
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
•
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
•
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
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Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. We will charge against the Contract Value any premium taxes levied by a state or other governmental entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. We pay the premium tax when due and deduct that amount from the Contract at a later date, such as when you take a withdrawal, when Annuity Payments begin, and/or upon payment of the death benefit. Premium taxes may be deducted from death benefit proceeds.
ROP Enhanced Death Benefit Rider Fee
For an additional fee not to exceed 0.30% of the daily net assets, an applicant can elect the ROP Enhanced Death Benefit Rider. The current fee for the ROP Enhanced Death Benefit Rider is 0.15% of the daily net assets. The ROP Enhanced Death Benefit Rider is generally described as the greater of Contract Value or net Purchase Payments. The fee will be assessed until the earliest of the date the ROP Enhanced Death Benefit Rider benefit is applied to the Contract, automatic termination, or annuitization. For more detailed information about this option, see Benefits Under the Contract. We may realize a profit from this fee. The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.
Underlying Mutual Fund Fees
In addition to the expenses indicated above, the underlying mutual funds in which the Sub-accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting the Jefferson National Service Center or our Website.
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero and any added riders have no value, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)
is the sum of:
(1)
the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)
the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)
is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)
is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for elected optional riders and/or any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee, Transfer Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
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When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
Example:
On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New
York Stock Exchange closes on that Wednesday, we determine that the value of an
Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide
$10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation
Units for the Balanced Portfolio Sub-account.

Access To Your Money
You can have access to the money in your Contract:
(1)
by making a withdrawal (either a partial or a complete withdrawal);
(2)
by electing to receive Annuity Payments; or
(3)
when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day We receive the withdrawal request, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
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Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Example:
Ms. H elects to take systematic withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Investment Portfolios, so each quarter, We will withdraw $5,000 from Ms. H’s Contract proportionally from each Investment
Portfolio, and will mail her a check or wire the funds to the financial institution of her choice.

Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)
the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)
trading on the New York Stock Exchange is restricted;
(3)
an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)
during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Death of Contract Owner During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
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Standard Death Benefit (Return of Contract Value)
If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider
For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:
(1)
is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or
(2)
is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.
If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.
The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:
(1)
if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:
(a)
the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)
ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or
(c)
the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).
(2)
the Annuity Date;
(3)
the date the Contract to which this rider is attached terminates;
(4)
the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;
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(5)
Subject to the step up in Contract Value described above, immediately following a spousal continuation.
Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner;
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•
continue the Contract in his or her own name at the then current Death Benefit Amount;
•
elect a lump sum payment of the Death Benefit Amount; or
•
apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
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For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70½, (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
For contracts issued on or after January 11, 2013, you may only choose to have fixed Annuity Payments during the Annuity Period. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
For contracts issued prior to January 11, 2013, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, if applicable, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Fixed Annuity Payments
Fixed Annuity Payments provide for level annuity payments. The fixed Annuity Payments will remain level unless the Annuity Option provides otherwise.
Variable Annuity Payments
For Contracts issued prior to January 11, 2013, Owners can elect to have all or a portion of their Annuity Payments be variable. The amount of each variable Annuity Payment will vary depending on the performance of the Investment Portfolios selected. The Investment Portfolios available during annuitization are those Investment Portfolios corresponding to the underlying mutual funds shown in Appendix A: More Information About the Investment Portfolios. We use an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain
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level variable Annuity Payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
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Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Required Minimum Distributions
Generally, distributions from a qualified contract must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains their applicable age as defined in the Code, or (b) the calendar year in which the employee retires. The applicable age is 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 25% penalty tax is imposed as to the amount not distributed that can be reduced to 10% if the required minimum distributions are timely corrected. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see Taxation of Non-Qualified Contracts. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•
made on or after the taxpayer reaches age 59½ ;
•
made on or after the death of an Owner;
•
attributable to the taxpayer’s becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the
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Owner attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59½ if all of the following requirements are met:
•
the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•
the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•
the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•
the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•
the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•
while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•
the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•
the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•
The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•
The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
36

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180-day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)
the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)
the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
37

Same-Sex Marriages, Domestic Partnerships, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as IRS Rev. Proc. 2017-13.
The final regulations define the terms "spouse," "husband," "wife," and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
Consistent with IRS Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their
38

complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•
create new Separate Accounts;
•
combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•
transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•
transfer the Separate Account to another insurance company;
•
add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•
make the Sub-accounts available under other policies we issue;
•
add new Investment Portfolios or remove existing Investment Portfolios;
•
substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•
deregister the Separate Account under the Investment Company Act of 1940; and
•
operate the Separate Account under the direction of a committee or in another form.
Financial Statements
Financial statements for the Separate Account and financial statements and schedules of Jefferson National are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Jefferson National Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php?ctype=product_sai.
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Appendix A: More Information About the Investment Portfolios
The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.39%	0.00%	1.39%	10.51%	6.87%	2.98%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.95%	0.00%	0.95%	43.13%	15.43%	12.54%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.84%*	0.00%	0.84%	32.67%	14.14%	11.03%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.96%*	0.00%	0.96%	23.17%	11.96%	8.54%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.06%	0.00%	1.06%	16.86%	10.51%	7.29%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.61%*	0.00%	0.61%	12.03%	11.85%	9.32%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.17%*	0.00%	1.17%	15.70%	13.27%	9.33%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.15%*	0.00%	1.15%	20.14%	9.90%	7.43%
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Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	26.50%	14.74%	10.32%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.41%*	0.00%	2.41%	28.80%	11.63%
Equity	ALPS Variable Investment Trust - ALPS/ Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	13.91%	10.67%	2.70%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.89%*	0.00%	0.89%	16.88%	10.04%	7.06%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%*	0.00%	0.87%	12.82%	6.68%	4.99%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.85%*	0.00%	0.85%	7.84%	2.56%	2.25%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.88%	0.00%	0.88%	15.27%	8.64%	6.20%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.86%*	0.00%	0.86%	10.59%	4.74%	3.67%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	3.51%	0.57%	1.24%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	12.18%	5.84%	4.15%
41

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.02%	8.93%	6.98%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	8.76%	7.18%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.97%	0.00%	0.97%	5.89%	-0.56%	0.12%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	20.65%	10.07%	7.36%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	22.29%	13.36%	9.30%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	0.00%	1.16%	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	38.14%	18.38%	14.07%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	25.82%	13.08%	10.63%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	15.56%	4.58%	3.15%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.05%	0.00%	1.05%	15.66%	5.86%	3.06%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	10.23%	5.91%	4.74%
42

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	9.73%	5.59%	4.73%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	4.72%	1.62%	1.83%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.74%*	0.00%	0.74%	2.62%	0.79%	1.27%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	16.97%	12.33%	9.64%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.79%*	0.00%	0.79%	12.94%	5.50%	4.22%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.80%*	0.00%	0.80%	5.42%	1.03%	1.62%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.94%*	0.00%	0.94%	24.90%	14.43%	10.85%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	13.37%	11.05%	8.38%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	11.99%	11.27%	8.73%
43

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.02%*	0.00%	1.02%	12.49%	7.38%	4.63%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.04%*	0.00%	1.04%	52.47%	16.05%	13.38%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	15.39%	10.40%	8.04%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.27%	0.30%	0.57%	25.93%	15.38%	11.75%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.67%	0.00%	0.67%	23.82%	15.13%	10.46%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	0.00%	0.90%	16.42%	9.99%	7.14%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.94%*	0.00%	0.94%	9.20%	2.91%	2.99%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.20%*	0.00%	1.20%	44.87%	25.34%	20.11%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.70%	0.00%	0.70%	5.39%	12.14%	9.12%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	13.11%	10.18%	6.44%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.04%	0.00%	1.04%	-9.11%	7.23%	-1.21%
44

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (formerly, Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	9.10%	9.87%	6.77%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.31%*	0.30%	0.61%	20.14%	12.74%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.30%	0.51%	5.05%	0.58%	1.29%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.30%	0.58%	14.72%	8.93%	6.07%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.30%	0.70%	14.11%	7.86%	4.89%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.27%	0.30%	0.57%	17.86%	8.87%	4.16%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.30%	0.42%	4.98%	1.33%	1.05%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.30%	0.51%	10.92%	10.71%	8.10%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.30%	0.59%	20.03%	15.40%	9.00%
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Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	11.21%	4.13%	3.22%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	12.71%	4.75%	4.13%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.80%*	0.00%	1.80%	14.86%	7.04%	8.39%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	8.68%	6.15%	4.19%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	1.14%	0.00%	1.14%	9.49%	7.55%	4.92%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.62%	0.00%	0.62%	7.65%	3.68%	3.13%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.69%	0.00%	0.69%	21.23%	12.15%	8.80%
46

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	33.12%	16.36%	11.33%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.61%	0.00%	0.61%	20.67%	11.54%	7.21%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	0.70%	13.36%	2.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	10.38%	12.01%	8.31%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.75%	0.00%	0.75%	12.17%	5.60%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.74%	0.00%	0.74%	18.37%	14.50%	9.99%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	45.30%	18.79%	15.44%
47

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.83%	0.00%	0.83%	35.89%	19.34%	14.51%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	1.02%	0.00%	1.02%	10.24%	3.60%	3.14%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.03%	0.00%	1.03%	27.18%	11.15%	7.48%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.63%	0.00%	0.63%	6.00%	1.72%	2.08%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.82%	0.00%	0.82%	14.80%	12.17%	7.85%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.98%	0.00%	0.98%	20.22%	9.71%	4.65%
48

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	10.89%	4.96%	5.77%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.90%	0.00%	0.90%	9.18%	3.47%	3.10%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	19.47%	15.69%	9.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	20.61%	16.63%	9.10%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.31%*	0.00%	1.31%	10.08%	5.78%	3.68%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.25%*	0.00%	1.25%	11.43%	3.88%	3.78%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%*	0.00%	0.71%	8.62%	6.98%	5.01%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.93%	0.00%	0.93%	13.46%	7.82%	5.43%
49

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.90%*	0.00%	0.90%	12.08%	13.75%	10.23%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.09%*	0.00%	1.09%	8.18%	1.96%	1.77%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.77%	0.00%	0.77%	4.47%	0.22%	0.73%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	2.88%	-2.13%	-0.66%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36%*	0.00%	1.36%	7.53%	4.00%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.97%*	0.00%	0.97%	6.95%	1.28%	3.00%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	11.12%	3.98%	3.40%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.24%*	0.00%	1.24%	26.41%	12.72%	9.97%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.08%*	0.00%	1.08%	12.02%	4.50%	3.92%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.13%*	0.00%	1.13%	10.28%	10.21%	5.55%
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.31%*	0.00%	1.31%	39.91%	18.00%	14.25%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	6.40%	4.66%	3.79%
50

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	12.36%	13.49%	8.92%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	23.36%	12.95%	7.79%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.61%*	0.00%	0.61%	6.14%	1.89%	2.73%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.86%*	0.00%	0.86%	5.85%	1.64%	2.47%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	9.04%	9.81%	7.80%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	10.56%	9.93%	7.06%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.90%	0.00%	0.90%	18.15%	8.42%	4.33%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.07%	0.00%	1.07%	34.45%	12.02%	8.20%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	9.05%	2.11%	3.10%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.17%*	0.00%	1.17%	8.60%	1.04%	1.25%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.36%	0.00%	0.36%	4.86%	1.69%	1.06%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.69%	0.00%	0.69%	4.62%	0.67%	1.15%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	12.66%	11.77%	8.25%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	3.02%	8.75%	6.87%
51

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Canada Ltd.	0.90%	0.00%	0.90%	10.18%	4.05%	3.22%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	22.83%	13.28%	9.74%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	1.19%	0.00%	1.19%	14.14%	10.32%	6.45%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	46.94%	14.92%	12.24%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	20.64%	8.43%	3.57%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.85%*	0.00%	0.85%	13.90%	8.27%	3.48%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	1.03%*	0.00%	1.03%	16.09%	9.49%	6.37%
52

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.78%*	0.00%	0.78%	7.27%	2.18%	2.14%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.17%*	0.00%	1.17%	4.05%	7.75%	-2.42%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.96%	0.00%	0.96%	11.95%	4.46%	3.70%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.79%*	0.00%	0.79%	4.73%	1.62%	1.41%
53

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	19.59%	14.63%	10.47%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.30%	0.00%	1.30%	1.63%	7.86%	-0.36%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.15%	0.00%	1.15%	39.05%	17.17%	10.87%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.00%*	0.00%	1.00%	8.27%	11.72%	7.96%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	15.41%	9.64%	7.99%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	18.07%	13.42%	12.10%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	5.29%	1.55%	1.66%
54

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.55%	0.00%	0.55%	39.96%	16.92%	13.73%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.61%	0.00%	0.61%	26.78%	13.33%	9.01%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%	23.32%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.68%*	0.00%	0.68%	11.40%	10.22%	7.18%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	0.00%	0.89%	10.87%	11.20%	3.63%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.57%	0.00%	0.57%	43.17%	16.83%	12.49%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	1.05%*	0.10%	1.15%	15.15%	5.42%	3.06%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.42%	0.00%	1.42%	22.27%	5.01%	2.04%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	10.81%	4.00%	3.77%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	15.88%	6.42%	2.98%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	10.02%	9.10%	6.73%
55

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	14.19%	13.52%	10.33%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (formerly, Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I) This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.85%	0.00%	0.85%	24.42%	8.31%	6.64%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	44.02%	15.51%	13.27%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	8.12%	9.29%	7.62%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.83%	0.00%	0.83%	10.26%	3.42%	2.89%
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	16.41%	8.50%	6.55%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	8.65%	10.19%	8.19%
56

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	3.40%	2.65%	1.90%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.95%*	0.00%	0.95%	12.57%	8.29%	4.07%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.70%*	0.00%	0.70%	3.88%	10.53%	7.73%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This Sub-Account is only available in contracts issued before April 6, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.75%*	0.00%	0.75%	43.51%	19.24%	14.64%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	9.10%	11.87%	8.53%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.90%	0.00%	0.90%	6.55%	3.14%	3.49%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	16.33%	13.01%	10.15%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	13.19%	10.72%	7.81%
57

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.82%	0.00%	0.82%	8.58%	11.31%	8.23%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	0.00%	0.98%	35.51%	15.59%	12.69%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	14.25%	10.81%	7.41%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	7.63%	11.07%	8.25%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	14.39%	9.20%	6.09%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	20.44%	9.35%	7.35%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	0.00%	0.80%	8.70%	4.89%	3.75%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	0.78%	0.00%	0.78%	8.27%	11.51%	10.11%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.00%	0.48%	7.63%	2.23%	2.30%
58

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.75%	0.00%	0.75%	9.00%	13.37%	9.18%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	5.38%	0.89%	1.60%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.78%*	0.00%	0.78%	20.59%	10.98%	8.61%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	0.88%	0.00%	0.88%	15.67%	7.33%	2.78%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.59%*	0.00%	0.59%	6.05%	0.59%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.35%*	0.00%	1.35%	3.86%	-0.01%	-0.13%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.32%	0.00%	0.32%	4.90%	1.69%	1.03%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	21.70%	8.65%	4.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	17.71%	8.04%	4.16%
59

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.72%	0.00%	0.72%	16.56%	7.73%	5.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	14.95%	6.68%	5.24%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	5.77%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%*	0.00%	0.23%	21.05%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	35.36%	23.08%	15.33%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	16.23%	12.34%	9.01%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.23%*	0.00%	1.23%	15.54%	7.15%	3.51%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.17%	0.00%	0.17%	25.97%	15.51%	11.85%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.27%	0.00%	0.27%	16.69%	9.80%	7.04%
60

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.93%*	0.00%	0.93%	8.82%	10.06%	7.92%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.02%	0.00%	1.02%	11.00%	8.63%	6.13%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%	0.00%	0.93%	18.15%	12.07%	8.96%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.86%	0.00%	0.86%	5.90%	1.65%	1.21%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: BTS Asset Management, Inc.	2.52%*	0.00%	2.52%	1.53%	-1.92%	-0.26%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.00%*	0.00%	2.00%	-1.58%	0.71%	0.89%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 Investment Advisor: Donoghue Forlines LLC	1.56%	0.00%	1.56%	19.81%	5.10%	5.45%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	17.37%	10.55%	7.42%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	11.39%	6.39%	4.51%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	9.19%	4.84%	3.37%
61

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	16.09%	9.48%	6.54%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.77%	0.00%	0.77%	9.03%	4.83%	3.24%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	11.14%	5.86%	3.33%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	10.33%	5.51%	3.52%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	13.47%	7.96%	5.58%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.19%*	0.00%	2.19%	8.14%	6.02%	4.04%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.48%*	0.00%	1.48%	-7.85%	8.55%	-0.80%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	7.10%	2.24%	2.32%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.27%	0.00%	1.27%	11.11%	2.25%	2.78%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	5.26%	0.97%	1.09%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.87%	0.00%	0.87%	7.97%	1.87%	1.45%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.24%*	0.00%	1.24%	13.02%	7.29%	5.25%
62

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	12.22%	4.83%	4.15%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	1.03%	0.00%	1.03%	8.25%	3.32%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar- Hedged): Administrative Class Investment Advisor: PIMCO	1.18%*	0.00%	1.18%	9.00%	1.64%	3.06%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: PIMCO	1.28%*	0.00%	1.28%	6.21%	-1.16%	-0.35%
Fixed Income	PIMCO Variable Insurance Trust - Long- Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.13%*	0.00%	1.13%	3.99%	-1.30%	2.06%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: PIMCO	0.69%	0.00%	0.69%	4.97%	0.99%	0.92%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.84%	0.00%	0.84%	3.67%	3.16%	2.25%
Fixed Income	PIMCO Variable Insurance Trust - Short- Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.66%	0.00%	0.66%	5.91%	2.12%	1.87%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.75%	0.00%	0.75%	5.93%	1.08%	1.71%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	0.89%	0.00%	0.89%	6.68%	1.55%	2.00%
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.08%	0.00%	1.08%	7.17%	9.08%	8.16%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.05%	0.00%	1.05%	28.58%	16.45%	11.94%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.20%*	0.00%	1.20%	10.99%	3.85%	3.04%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.05%	0.00%	1.05%	12.20%	12.26%	7.30%
63

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.06%*	0.00%	1.06%	8.06%	2.41%	2.41%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.54%	1.82%	2.45%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	4.31%	1.92%	0.66%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.39%	6.53%	6.05%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	10.14%	9.59%	7.42%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	23.74%	13.41%	9.84%
Equity	ProFunds - ProFund VP Communication Services Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	31.82%	7.80%	4.15%
Equity	ProFunds - ProFund VP Consumer Discretionary Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	32.05%	9.78%	8.82%
Equity	ProFunds - ProFund VP Consumer Staples Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.92%	9.20%	6.11%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.31%	4.52%	2.24%
Equity	ProFunds - ProFund VP Energy Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-2.49%	10.93%	0.96%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.47%	7.60%	2.67%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.88%	9.98%	8.13%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.82%	9.48%	9.49%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.30%	11.72%	8.34%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.55%	5.62%	1.71%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	49.85%	8.64%	10.74%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	34.51%	11.86%	7.23%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	27.86%	14.21%	11.39%
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	20.09%	12.27%	8.19%
Equity	ProFunds - ProFund VP Materials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.38%	11.96%	6.33%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.56%	10.09%	7.28%
64

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.45%	11.12%	7.41%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.83%	10.12%	6.88%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	52.17%	20.09%	15.51%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-5.49%	4.83%	4.63%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	1.48%	8.30%	0.78%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.73%	5.58%	5.89%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	93.66%	31.28%	22.99%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.19%	8.56%	7.15%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.94%	9.51%	6.36%
Equity	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	14.91%	7.96%	5.15%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	57.95%	23.56%	17.85%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.59%	4.76%	6.89%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	1.07%*	0.00%	1.07%	4.82%	0.98%	1.41%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.00%	0.00%	1.00%	12.13%	4.60%	3.62%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	0.89%	0.00%	0.89%	4.69%	0.37%	1.43%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.13%	0.00%	1.13%	18.68%	9.70%	3.88%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	0.00%	0.82%	15.67%	14.50%	10.26%
65

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Putnam Investment Management, LLC	0.75%*	0.00%	0.75%	5.27%	0.30%	0.63%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.90%	0.00%	0.90%	26.11%	16.09%	12.59%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.00%	1.18%	18.78%	12.13%	5.53%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.15%	0.00%	1.15%	25.93%	10.17%	5.61%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	2.97%	6.04%	4.32%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	8.97%	11.97%	6.49%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	5.53%	7.01%	6.64%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-6.24%	7.44%	-4.79%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-3.30%	6.88%	5.60%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	54.75%	29.03%	20.45%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	1.61%	9.77%	-1.84%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	4.44%	1.84%	-11.71%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	13.90%	10.05%	7.44%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.05%*	0.00%	2.05%	3.80%	5.28%	1.87%
66

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.92%	0.00%	1.92%	12.75%	5.76%	3.32%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	5.03%	9.82%	8.86%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.72%*	0.00%	1.72%	12.69%	2.82%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	47.38%	9.27%	8.83%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	22.49%	6.97%	5.58%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	4.37%	4.21%	2.52%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	53.22%	20.24%	15.86%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	3.83%	11.37%	3.84%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	10.32%	4.71%	4.92%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	16.56%	11.35%	7.23%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.47%	9.42%	7.94%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.29%	8.61%	6.00%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	14.68%	8.44%	4.50%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	27.83%	15.90%	8.80%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	17.47%	5.04%	4.79%
67

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	21.06%	12.57%	5.15%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	49.01%	19.01%	14.47%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	6.30%	1.26%	1.84%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	24.48%	11.18%	7.27%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-7.12%	3.94%	6.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	48.96%	13.22%	12.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	9.31%	10.92%	7.57%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	0.00%	1.11%	2.68%	10.96%	11.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	19.63%	11.36%	10.22%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	4.69%	1.60%	1.13%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.52%*	0.00%	1.52%	4.34%	3.94%	3.21%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	20.81%	13.45%	6.14%
68

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	4.36%	3.89%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	11.40%	4.07%	1.97%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Portfolio is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.25%*	0.00%	1.25%	9.77%	2.29%	1.05%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	10.41%	9.61%	4.61%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.12%	0.00%	1.12%	-3.58%	10.61%	-1.01%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.30%	0.51%	14.33%	9.59%	7.89%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.30%	0.64%	27.98%	14.33%	12.85%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.30%	0.43%	12.51%	5.60%	4.84%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.30%	0.59%	20.13%	14.28%	9.27%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.30%	0.59%	8.10%	11.57%	9.53%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.30%	0.44%	26.11%	15.52%	11.88%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.30%	0.43%	6.52%	0.99%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.33%	0.30%	0.63%	40.13%	16.08%	12.88%
69

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.30%	0.54%	11.51%	5.10%	4.33%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.33%	0.30%	0.63%	14.65%	10.28%	6.80%
Equity	Vanguard Variable Insurance Fund - Mid- Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.30%	0.47%	15.83%	12.56%	9.27%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.30%	0.43%	15.55%	7.78%	6.19%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.30%	0.56%	11.70%	7.18%	7.29%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.30%	0.44%	6.16%	2.13%	1.93%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.35%	0.64%	19.65%	9.98%	7.85%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.30%	0.44%	5.58%	1.04%	1.71%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.30%	0.41%	15.54%	7.31%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.30%	0.43%	25.95%	14.93%	11.29%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	11.03%	8.55%	7.95%
70

Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Virtus Fixed Income Advisers, LLC	0.94%*	0.00%	0.94%	8.69%	3.19%	2.94%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP, an affiliate of VIA.	1.14%*	0.00%	1.14%	18.00%	8.80%	2.23%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Early Cut-Off Times
The following Investment Portfolios currently impose the following transfer cut-off times before the end of the Business Day:
2:30 P.M.
•
Vanguard Variable Insurance Fund - Balanced Portfolio
•
Vanguard Variable Insurance Fund - Capital Growth Portfolio
•
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•
Vanguard Variable Insurance Fund - Diversified Value Portfolio
•
Vanguard Variable Insurance Fund - Equity Income Portfolio
•
Vanguard Variable Insurance Fund - Equity Index Portfolio
•
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•
Vanguard Variable Insurance Fund - Growth Portfolio
•
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•
Vanguard Variable Insurance Fund - International Portfolio
•
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
3:30 P.M.
•
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
3:50 P.M.
71

•
Rydex Variable Trust - Banking Fund
•
Rydex Variable Trust - Basic Materials Fund
•
Rydex Variable Trust - Biotechnology Fund
•
Rydex Variable Trust - Commodities Strategy Fund
•
Rydex Variable Trust - Consumer Products Fund
•
Rydex Variable Trust - Electronics Fund
•
Rydex Variable Trust - Energy Fund
•
Rydex Variable Trust - Energy Services Fund
•
Rydex Variable Trust - Financial Services Fund
•
Rydex Variable Trust - Health Care Fund
•
Rydex Variable Trust - High Yield Strategy Fund
•
Rydex Variable Trust - Internet Fund
•
Rydex Variable Trust - Leisure Fund
•
Rydex Variable Trust - NASDAQ-100® Fund
•
Rydex Variable Trust - Precious Metals Fund
•
Rydex Variable Trust - Real Estate Fund
•
Rydex Variable Trust - Retailing Fund
•
Rydex Variable Trust - S&P 500 Pure Growth Fund
•
Rydex Variable Trust - S&P 500 Pure Value Fund
•
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•
Rydex Variable Trust - Technology Fund
•
Rydex Variable Trust - Telecommunications Fund
•
Rydex Variable Trust - Transportation Fund
•
Rydex Variable Trust - Utilities Fund
3:55 P.M.
•
ProFunds - ProFund VP Asia 30
•
ProFunds - ProFund VP Banks
•
ProFunds - ProFund VP Biotechnology
•
ProFunds - ProFund VP Bull
•
ProFunds - ProFund VP Communication Services
•
ProFunds - ProFund VP Consumer Discretionary
•
ProFunds - ProFund VP Consumer Staples
•
ProFunds - ProFund VP Emerging Markets
•
ProFunds - ProFund VP Energy
•
ProFunds - ProFund VP Europe 30
•
ProFunds - ProFund VP Financials
•
ProFunds - ProFund VP Health Care
72

•
ProFunds - ProFund VP Industrials
•
ProFunds - ProFund VP International
•
ProFunds - ProFund VP Internet
•
ProFunds - ProFund VP Japan
•
ProFunds - ProFund VP Large-Cap Growth
•
ProFunds - ProFund VP Large-Cap Value
•
ProFunds - ProFund VP Materials
•
ProFunds - ProFund VP Mid-Cap
•
ProFunds - ProFund VP Mid-Cap Growth
•
ProFunds - ProFund VP Mid-Cap Value
•
ProFunds - ProFund VP NASDAQ-100
•
ProFunds - ProFund VP Pharmaceuticals
•
ProFunds - ProFund VP Precious Metals
•
ProFunds - ProFund VP Real Estate
•
ProFunds - ProFund VP Semiconductor
•
ProFunds - ProFund VP Small-Cap
•
ProFunds - ProFund VP Small-Cap Growth
•
ProFunds - ProFund VP Small-Cap Value
•
ProFunds - ProFund VP Technology
•
ProFunds - ProFund VP Utilities
73

Appendix B: State Variations
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
State	State Law Variations
California	• The ROP Enhanced Death Benefit Rider does not terminate if the Contract Owner is changed or if the Contract is assigned.
Florida	• The ROP Enhanced Death Benefit Rider does not terminate if the Contract Owner is changed or if the Contract is assigned.
74

Appendix C: ROP Enhanced Death Benefit Rider Example
The following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
75

Outside back cover page
The Statement of Additional Information contains additional information about the Separate Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-866-667-0561 or by one of the other methods described in Contacting Us.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php?ctype=product_prospectus.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000220422

Monument Advisor®
Monument Advisor SelectSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2024
Individual Variable Annuity
Issued by Jefferson National Life Insurance Company
through its Jefferson National Life Annuity Account G
This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2024. You may obtain a copy of the current prospectus on our Website, by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, or by calling 1-866-667-0561.

General Information
General Information Regarding Jefferson National Life Insurance Company:
Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.
On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.
Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002, CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.
Jefferson National Life Annuity Account G:
Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on Texas Insurance law on January 18, 1996. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios.
Each underlying Investment Portfolios is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolios may add, eliminate or substitute Investment Portfolios from time to time.
Certain Federal Income Tax Consequences
The following summary does not constitute tax advice. It is a general discussion of certain expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons,"
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and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.
Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.
Diversification Requirements
Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.
Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of Qualified Contracts from application of the diversification rules, the investment vehicle for Jefferson National’s Qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Nonqualified Contracts as well as Qualified Contracts.
Owner Control
In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the extent to which contract owners may direct thiery investments to particular Sub-accounts, we reserve the right to take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Distribution Requirements
Non-Qualified Contracts
The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations
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interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.
Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
For death of contract owner before January 1, 2020, please consult your tax advisor or legal counsel regarding the post-death minimum distribution rules that apply. If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the Owner's death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the contract can be distributed over a period not exceeding the life expectancy of the eligible designated beneficiary provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31 of the tenth year following the eligible designated beneficiary’s death. Regardless of whether the contract owner dies before, on, or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death. In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death. Purchasers and prospective purchasers should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
Qualified Contracts
The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.
We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.
Withholding
The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For Qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Individual Retirement Annuities
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
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•
the contract is not transferable by the owner;
•
the premiums are not fixed;
•
if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•
certain minimum distribution requirements must be satisfied after the owner attains their applicable age as defined under the Code;
•
the entire interest of the owner in the contract is nonforfeitable; and
•
after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
ROTH Individual Retirement Annuities (ROTH IRA)
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•
the contract is not transferable by the owner;
•
the premiums are not fixed;
•
if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•
the entire interest of the owner in the contract is nonforfeitable; and
•
after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
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A Roth IRA owner was able to recharacterize ("undo") the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA. Purchasers of Contracts should consult their legal counsel and tax advisor.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Section 403(b) Plans
Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.
Corporate Pension, Profit Sharing Plans and H.R. 10 Plans
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.
Deferred Compensation Plans
Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.
Taxation of Jefferson National
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.
Administration
Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.
Annuity Provisions
See Annuity Payments (The Annuity Period) located in the prospectus. The Company makes available several fixed annuity options. Additionally, for Contracts issued prior to July 20, 2012, Owners can elect to have all or a portion of their Annuity Payments be variable. Annuity Payments for Contracts that have elected variable annuitization are determined as follows:
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•
the portion of purchase payments allocated to provide variable annuity payments;
•
the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;
•
the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;
•
the performance of the Investment Portfolio(s) you selected, less any applicable fees; and
•
the Annuity Option you select.
Assumed Investment Return
You can choose either a 3% or 5% assumed investment rate (AIR). An assumed investment rate is the net investment rate of return required to maintain level variable annuity payments. If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases. We use the investment rate of return to determine the amount of the first variable Annuity Payment.
Subsequent Variable Annuity Payments
Variable Annuity Payments after the first will vary with the performance of the Investment Portfolio(s) you choose after the investment performance is adjusted by the AIR factor.
The dollar amount of each subsequent variable Annuity Payment is determined by taking the portion of the first Annuity Payment funded by a particular Sub-account divided by the unit value for that Sub-account as of the Annuity Date. This establishes the number of annuity units provided by each Sub-Account for each variable Annuity Payment after the first.
The number of annuity units for each Sub-account is multiplied by the annuity unit value for that Sub-account for the Business Day for which the payment is due. The sum of these results for all the Sub-accounts in which you are invested establishes the dollar amount of the variable Annuity Payment.
Subsequent variable Annuity Payments may be more or less than the previous variable Annuity Payment, depending on whether the net investment performance of the elected Investment Portfolio(s) is greater or lesser than the AIR.
Value of an Annuity Unit
Every Business Day, we determine the value of an annuity unit for each of the Sub-accounts by multiplying the annuity unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)
is the sum of:
(1)
the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)
the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)
is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)
is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for any applicable Low Cost Fund Platform Fees.
The value of an annuity unit may go up or down from Business Day to Business Day.
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Distribution
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. Both NISC and Jefferson National are wholly owned subsidiaries of Nationwide Life Insurance Company. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Jefferson National to NISC for each of this Separate Account’s last three fiscal years.
Prior to November 1, 2022, the Contracts were distributed by the general distributor, Jefferson National Securities Corporation ("JNSC"), 10350 Ormsby Park Place, Louisville, KY 40233. JNSC was a wholly-owned subsidiary of Jefferson National. No underwriting commissions have been paid by Jefferson National to JNSC for each of this Separate Account’s last three fiscal years.
We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Jefferson National Life Insurance Company, during the last calendar year.
Cetera Financial Group
EF Legacy Securities
Oakwood Capital
Osaic Wealth
Raymond James & Associates
Wentworth Financial
Arrangements Regarding Frequent Purchases and Redemptions
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2024.
Financial Statements
The December 31, 2023 financial statements of the Separate Account and the December 31, 2023 financial statements of the Company are incorporated into this SAI by reference to the Separate Account’s most recent Form N-VPFS ("Form N-VPFS") filed with the SEC.
Independent Registered Public Accounting Firm
The financial statements of Jefferson National Life Annuity Account G and the statutory financial statements and financial statement schedules of Jefferson National Life Insurance Company have been incorporated by reference herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated April 19, 2024 of Jefferson National Life Insurance Company includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company using statutory accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Texas Department of Insurance.
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Custodian
The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.
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PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolutions of the Board of Directors
1)
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.
2)
Resolution Changing the Name of the Separate Account – Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
Variable Annuity Contracts.
1)
Form of Individual Contract Fixed and Variable Accounts – Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
2)
Form of Electronic Administration Endorsement - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
3)
Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 1 (333-124048) on April 28, 2006 and hereby incorporated by reference.
4)
Form of Joint Owner Endorsement – Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
5)
Form of Transaction Fee Rider - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
6)
Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
7)
Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
8)
Form of Asset Allocation Model Rider – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
9)
Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
10)
Form of Age 100 Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
11)
Form of 403(b) Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
12)
Form of Low Cost Fund Platform Fee Endorsement – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
13)
Form of Return of Premium Enhanced Death Benefit Rider – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
14)
Form of Guaranteed Minimum Death Benefit Rider – Filed previously with Post-Effective Amendment No. 8 (333-124048) on August 22, 2008 and hereby incorporated by reference.
e)
Applications.
1)
Form of Application for Individual Annuity Contract - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
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2)
Form of JNL Individual Application - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
3)
Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
4)
Form of JNL Individual Application - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
5)
Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
6)
Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
7)
Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
8)
Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
f)
Certificates of Incorporation.
1)
Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
2)
Amended and Restated By-Laws of the Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
g)
Reinsurance Agreement.
1)
Reinsurance Agreement between Jefferson National Life Insurance Company and PHL Variable Insurance Company effective August 22, 2008 – Filed previously with Post-Effective No. 31 to the registration statement (File No. 333-124048) on April 25, 2023 and hereby incorporated by reference. Portions of this exhibit have been redacted.
h)
Participation Agreements.
The following Participation Agreements, if not indicated as attached hereto, were previously filed and are hereby incorporated by reference.
1)
(i)
Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
2)
(i)
Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 6 on May 1, 2003 (333-53836) and hereby incorporated by reference.
(ii)
Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
1

(iii)
Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)
Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vi)
Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vii)
Amended and Restated Participation Agreement by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company on behalf of itself and its separate accounts, Jefferson National Life Insurance Company of New York on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated January 1, 2015 – Filed previously with Post-Effective Amendment No. 30 (333-124048) on December 21, 2022 and hereby incorporated by reference.
3)
(i)
Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)
Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(vi)
Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
4)
(i)
Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
2

(ii)
Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(v)
Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(vi)
Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(vii)
Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(viii)
Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ix)
Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(x)
Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(xi)
Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
5)
(i)
Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)
Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
3

Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)
Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
6)
(i)
Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp. – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)
Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
7)
(i)
Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.
(ii)
Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
8)
4

(i)
Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional) – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)
Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
9)
(i)
Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)
Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
10)
(i)
Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)
Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-00373) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)
Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
11)
5

(i)
Form of Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(v)
Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(vi)
Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(vii)
Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(viii)
Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ix)
Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(x)
Form of Amendment dated May 1, 2014 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 30, 2015 and hereby incorporated by reference.
12)
(i)
Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
6

(iii)
Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Allianz Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(vi)
Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vii)
Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(viii)
Form of Amendment dated July 15, 2014 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 24, 2015 and hereby incorporated by reference.
13)
(i)
Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)
Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)
Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)
Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
14)
(i)
Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
7

(ii)
Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)
Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
15)
(i)
Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Post-Effective Amendment No. 1 (333-90737) on April 28, 2000 and hereby incorporated by reference.
(ii)
Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(v)
Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(vi)
Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(vii)
Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
16)
(i)
Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)
Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason) - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
8

(iv)
Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(v)
Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
17)
(i)
Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.
(ii)
Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)
Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(vi)
Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
18)
(i)
Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)
Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
9

Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(v)
Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference
19)
(i)
Fund Participation Agreement among Nationwide Financial Services, Inc., Third Avenue Variable Series Trust, and Third Avenue Management LLC dated May 12, 2023 - Attached hereto. Portions of this exhibit have been redacted.
20)
(i)
Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)
Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(vi)
Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
21)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
22)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
10

(ii)
Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(iv)
Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Wells Fargo Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
23)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
24)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ii)
Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(iii)
Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)
Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
25)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
11

(iii)
Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
26)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
27)
(i)
Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ii)
Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
28)
(i)
Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ii)
Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)
Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017 – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(iv)
Form of Amendment dated December 1, 2018 among Jefferson National Financial Corp., Nationwide Fund Distributors LLC, and Nationwide Variable Insurance Trust – Filed previously with Post-Effective Amendment No. 20 (333-124048) on February 7, 2019 and hereby incorporated by reference.
29)
(i)
Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ii)
Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
30)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
12

(ii)
Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(iii)
Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
31)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
32)
(i)
Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007 – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference.
(ii)
Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)
Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)
Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
33)
(i)
Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
34)
(i)
Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
35)
(i)
Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(ii)
Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
36)
13

(i)
Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated 2009 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
37)
(i)
Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)
Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
38)
(i)
Participation Agreement among (Fidelity) Variable Insurance Products Funds, Fidelity Distributors Company LLC, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York dated October 11, 2023 - Attached hereto.
39)
(i)
Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)
Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)
Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)
Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)
Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
40)
(i)
Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
14

(ii)
Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)
Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)
Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)
Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
41)
(i)
Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
42)
(i)
Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
43)
(i)
Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
44)
(i)
Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
45)
(i)
Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
46)
(i)
Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
47)
(i)
Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimer funds, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
15

(ii)
Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
48)
(i)
Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
49)
(i)
Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
50)
(i)
Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
51)
(i)
Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
52)
(i)
Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company, Hatteras Variable Trust, and Hatteras Capital Distributors, LLC – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
53)
(i)
Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
54)
(i)
Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ii)
Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
55)
(i)
Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ii)
Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
16

56)
(i)
Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
57)
(i)
Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(ii)
Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
58)
(i)
Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
59)
(i)
Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
60)
(i)
Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
61)
(i)
Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
62)
(i)
Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
63)
(i)
Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
64)
17

(i)
Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
65)
(i)
Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
66)
(i)
Form of Participation Agreement dated January 25, 2019 among Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC – Filed previously with Post-Effective Amendment No. 21 (333-124048) on February 7, 2019 and hereby incorporated by reference.
67)
(i)
Form of Participation Agreement dated June 17, 2021 among Nationwide Financial Services, Inc., Advisors Preferred Trust, and Ceros Financial Services, Inc., filed July 2, 2021 with pre-effective amendment number 1 to registration statement (333-253123) and hereby incorporated by reference. Portions of this exhibit have been redacted.
i)
Administrative Contracts –
The following administrative contracts, if not indicated as attached hereto, were previously filed and are hereby incorporated by reference.
1)
Mutual Fund Administrative Services Agreement with Advisors Preferred Trust, Advisors Preferred, and Gemini Fund Services dated June 17, 2021, filed July 2, 2021 with pre-effective amendment number 1 to registration statement (333-253123) as document d184214dex9930i.htm. Portions of this exhibit have been redacted.
2)
Fund Administrative Services Agreement with Gemini Fund Services, LLC, Mutual Fund and Variable Insurance Trust, and Rational Advisors, Inc. as amended dated January 25, 2019 with the registration statement under 333-258296, pre-effective amendment number 2 filed on December 17, 2021 as document d259685dex99i40.htm. Portions of this exhibit have been redacted.
3)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm.
4)
Service Agreement with Fred Alger Management, Inc. dated January 1, 2001 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex994.htm. Portions of this exhibit have been redacted.
5)
Letter Agreement with Alliance Bernstein Investments, Inc. dated April 1, 2008, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex995.htm. Portions of this exhibit have been redacted.
6)
Administrative Services Agreement with ALPS Variable Insurance Trust dated May 1, 2008 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex996.htm. Portions of this exhibit have been redacted.
7)
Fund Participation and Service Agreement with American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated November 13, 2003, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex997.htm. Portions of this exhibit have been redacted.
8)
Administrative Services Agreement with BlackRock Advisors, LLC dated November 2, 2011, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex998.htm. Portions of this exhibit have been redacted.
18

9)
Form of Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc. dated November 1, 2011, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex999.htm. Portions of this exhibit have been redacted.
10)
Administrative Services Agreement with The Dreyfus Corporation dated May 1, 2003 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9910.htm. Portions of this exhibit have been redacted.
11)
Letter Agreement with Dreyfus Service Corporation dated April 1, 2005 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9911.htm. Portions of this exhibit have been redacted.
12)
Rule 12b-1 Related Agreement with Calvert Investment Distributors Inc. Dated April 16, 2014, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9912.htm. Portions of this exhibit have been redacted.
13)
Administrative Services Agreement with Calvert Research and Management dated January 17, 2017 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9913.htm. Portions of this exhibit have been redacted.
14)
Services Agreement with Calvert Investment Administrative Services, Inc. and Calvert Investment Services, Inc. dated May 1, 2014, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9914.htm. Portions of this exhibit have been redacted.
15)
Letter Agreement with Credit Suisse Asset Management, LLC dated May 1, 2006 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9915.htm. Portions of this exhibit have been redacted.
16)
Service Agreement with Delaware Distributors LP dated June 30, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9916.htm. Portions of this exhibit have been redacted.
17)
Shareholder Services Agreement with Eaton Vance Distributors, Inc. dated May 1, 2010 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9917.htm. Portions of this exhibit have been redacted.
18)
Dealer Agreement with Federated Securities Corp. dated January 19, 2007 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9918.htm. Portions of this exhibit have been redacted.
19)
Service Agreement between Fidelity Investments Institutional Operations Company LLC and Nationwide Investment Services Corporation dated October 11, 2023 - Attached hereto. Portions of this exhibit have been redacted.
20)
Service Contract between Fidelity Distributors Company LLC and Nationwide Investment Services Corporation dated October 18, 2023 - Attached hereto. Portions of this exhibit have been redacted.
21)
Administrative Services Agreement with First Eagle Variable Funds dated November 19, 2018 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9921.htm. Portions of this exhibit have been redacted.
22)
Distribution and Shareholder Services Agreement with First Eagle Funds Distributors dated January 9, 2009 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9922.htm. Portions of this exhibit have been redacted.
23)
Administrative Services Agreement with Franklin Templeton Services, LLC dated November 1, 2008, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9923.htm. Portions of this exhibit have been redacted.
24)
Letter Agreement with Goldman Sachs Asset Management LP dated November 15, 2013, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9924.htm. Portions of this exhibit have been redacted.
19

25)
Administrative Services Agreement with Invesco Advisers, Inc. dated October 1, 2016, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9925.htm. Portions of this exhibit have been redacted.
26)
Amendment dated July 1, 2021 to the Administrative Services Agreement with Invesco Advisers, Inc. dated October 1, 2016, as amended, with the registration statement under 333-124048, post-effective amendment number 30 as document d411475dex9927i26.htm
27)
Amended and Restated Distribution Services Agreement with Invesco Distributors, Inc. dated January 1, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9926.htm. Portions of this exhibit have been redacted.
28)
Financial Support Agreement with AIM Advisors, Inc. and AIM Distributors, Inc. dated April 30, 2004 with the registration statement under 333-124048, post-effective amendment number 30 as document d411475dex9927i28.htm. Portions of this exhibit have been redacted.
29)
Amendment dated November 1, 2007 to the Financial Support Agreement with AIM Advisors, Inc. and AIM Distributors, Inc. dated April 30, 2004 with the registration statement under 333-124048, post-effective amendment number 30 as document d411475dex9927i29.htm. Portions of this exhibit have been redacted.
30)
Amendment dated May 1, 2012 to the Financial Support Agreement with AIM Advisors, Inc. and AIM Distributors, Inc. dated April 30, 2004 with the registration statement under 333-124048, post-effective amendment number 30 as document d411475dex9927i30.htm. Portions of this exhibit have been redacted.
31)
Amendment dated December 6, 2022 to the Financial Support Agreement with AIM Advisors, Inc. and AIM Distributors, Inc. dated April 30, 2004 with the registration statement under 333-124048, post-effective amendment number 30 as document d411475dex9927i31.htm. Portions of this exhibit have been redacted.
32)
Distribution and Shareholder Services Agreement with Janus Distributors LLC dated October 7, 2005, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9927.htm. Portions of this exhibit have been redacted.
33)
Letter Agreement (Institutional Shares) with Janus Capital Management LLC dated May 1, 2003, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9928.htm. Portions of this exhibit have been redacted.
34)
Letter Agreement (Service Shares) with Janus Capital Management LLC dated October 29, 2012, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9929.htm. Portions of this exhibit have been redacted.
35)
Administrative Services Agreement with John Hancock Investment Management Services, LLC dated September 30, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9930.htm. Portions of this exhibit have been redacted.
36)
JPMorgan Insurance Trust Distribution Fee Agreement with JPMorgan Distribution Services, Inc. dated October 1, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9931.htm. Portions of this exhibit have been redacted.
37)
Supplemental Payment Agreement with JPMorgan Insurance Trust dated October 1, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9932.htm. Portions of this exhibit have been redacted.
38)
Distribution and Servicing Plan Agreement with Lazard Retirement Series, Inc. dated June 23, 2003, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9933.htm. Portions of this exhibit have been redacted.
39)
Amendment to Services Agreement with Lazard Retirement Series, Inc. dated July 24, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9934.htm. Portions of this exhibit have been redacted.
40)
Administrative Services Agreement with Lord Abbett Series Fund, Inc. dated September 26, 2007 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9935.htm. Portions of this exhibit have been redacted.
20

41)
Service Agreement with Lord Abbett Series Fund, Inc. dated January 1, 2000 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9936.htm. Portions of this exhibit have been redacted.
42)
Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC (Mainstay) dated May 1, 2017 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9937.htm. Portions of this exhibit have been redacted.
43)
Letter Agreement with MFS Fund Distributors, Inc. dated February 6, 2018 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9938.htm. Portions of this exhibit have been redacted.
44)
Fund Administrative Services Agreement with Nationwide Fund Management LLC dated May 1, 2017, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9939.htm. Portions of this exhibit have been redacted.
45)
Distribution and Administrative Services Agreement with Neuberger Berman Management Inc. dated April 7, 2004 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9940.htm. Portions of this exhibit have been redacted.
46)
Amended and Restated Distribution and Shareholder Services Agreement with Northern Lights Variable Trust dated May 1, 2012 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9941.htm. Portions of this exhibit have been redacted.
47)
Fee Letter Agreement for Administrative Services with Northern Lights Variable Trust dated September 26, 2012 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9942.htm. Portions of this exhibit have been redacted.
48)
Distribution Services Agreement with Northern Lights Variable Trust dated May 1, 2007 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9943.htm. Portions of this exhibit have been redacted.
49)
PIMCO Variable Insurance Trust Services Agreement with PIMCO Variable Insurance Trust dated May 1, 2003 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9944.htm. Portions of this exhibit have been redacted.
50)
Services Agreement (Admin Class) with Pacific Investment Management Company LLC dated May 1, 2003, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9945.htm. Portions of this exhibit have been redacted.
51)
PIMCO Services Agreement for Institutional Class Shares of PIMCO Variable Insurance Trust with Pacific Investment Management Company LLC dated August 26, 2014, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9946.htm. Portions of this exhibit have been redacted.
52)
Administrative Services Agreement for VP Funds with ProFunds and Access One Trust dated May 1, 2010 and Distribution Services Agreement for VP Funds with ProFunds and Access One Trust dated May 1, 2010, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9947.htm. Portions of this exhibit have been redacted.
53)
Marketing and Administrative Services Agreement with Putnam Retail Management Limited Partnership dated November 12, 2010, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document Portions of this exhibit have been redacted.
54)
Agreement with Royce & Associates, LLC dated May 1, 2003 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9949.htm. Portions of this exhibit have been redacted.
55)
Marketing and Administrative Services Agreement with Russell Financial Services, Inc. dated May 1, 2011, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9950.htm. Portions of this exhibit have been redacted.
21

56)
Services Agreement with Rydex Distributors, LLC dated July 27, 2011, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9951.htm. Portions of this exhibit have been redacted.
57)
Administrative Services Agreement among Nationwide Financial Services, Inc. Third Avenue Management LLC and Third Avenue Variable Series Trust dated May 12, 2023 - Attached hereto. Portfions of this exhibit>have been redacted.
58)
Fee Letter Agreement for Administrative Services with Timothy Plan and Timothy Partners Ltd dated September 28, 2010 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9952.htm. Portions of this exhibit have been redacted.
59)
Distribution and Shareholder Services Agreement with Two Roads Shared Trust dated 2014 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9953.htm. Portions of this exhibit have been redacted.
60)
Service Agreement with Two Roads Shared Trust dated January 30, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9954.htm. Portions of this exhibit have been redacted.
61)
Marketing and Administrative Services Agreement with VP Distributors, LLC (Virtus) dated November 2011, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9955.htm. Portions of this exhibit have been redacted.
62)
Fee Letter Agreement and Administrative Services with Wells Fargo Variable Trust and Wells Fargo Funds Distributor dated September 15, 2007, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9956.htm. Portions of this exhibit have been redacted.
j)
Not Applicable.
k)
Opinion and Consent of Counsel – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Filed previously with Post-Effective Amendment No. 28 (333-124048) on April 26, 2022 and hereby incorporated by reference.
99)
Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
Chairman and Director	Carter, John L.
President and Director	Henderson, Eric S.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Head of Taxation	Biesecker, Pamela A.
Vice President and Assistant Treasurer	Dwyer, Timothy J.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Annuities Marketing	Lucas, AuBree H.
Vice President and Assistant Treasurer	Sutch, Anthony Laurence
Vice President-CFO - Life Insurance	Wild, Keith D.
Associate Vice President-NF Compliance	Deleget, Jerrold B.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
22

Associate Vice President-Annuity Distribution - Alternative	Raible, Ann M.
Associate Vice President and Treasurer amd Director	Reese, John A.
Associate Vice President-New Business & Advisory – Annuity	Van Cleave, John
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Dokko, David H.
Assistant Secretary	Hartman, Mark E.
Director	Kaitlin Weber
Director	Stormi Fuller-Napier
(1) The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
23

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
24

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Jefferson National Life of New York Annuity Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
25

Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Jefferson National Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company.
26

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 25, 2024.
Jefferson National Life Annuity Account-G
(Registrant)
Jefferson National Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 25, 2024.
JOHN L. CARTER
John L. Carter, Director and Chairman of the Board (Principal Executive Officer)
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director (Chief Financial Officer)
ERIC S. HENDERSON
Eric S. Henderson, President and Director
JOHN A. REESE
John A. Reese, Associate Vice President and Treasurer and Director
STORMI FULLER-NAPIER
Stormi Fuller-Napier, Vice President-Annuity & Life Operations and Director
KAITLIN WEBER
Kaitlin Weber, Director

27

JAMES D. BENSON
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact

28